UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders. The Semi-Annual Report for the period November 1, 2008 through April 30, 2009 is filed herewith.

1

TCW Funds Insight that works for you.™

TCW Equity Funds
TCW Allocation Funds

2009 Semi-Annual Report

TCW Funds, Inc.

Table of Contents	April 30, 2009

To Our Valued Shareholders

We submit the semi-annual report for TCW Funds, Inc. as of April 30, 2009. These reports contain performance summaries for each of our Funds and a listing of their respective portfolio holdings at April 30, 2009.

Investment Environment

Despite a strong rally at the end of the first quarter of 2009, the U.S. equity markets closed down for the sixth consecutive quarter. Increasing unemployment and housing foreclosures, coupled with decreasing home values and household net worth, led to consumer confidence falling to historic lows in the first quarter. However, on a global basis there were a series of unprecedented economic policy initiatives implemented to improve credit conditions and economic activity. Improving retail sales in March, higher commodity prices, increasing new home sales and refinancing activity are some signs that conditions may be improving.

Fund Performance Review

Fourteen out of twenty TCW Funds outperformed their respective benchmarks for the six months ended April 30, 2009. Three out of six fixed income TCW Funds outperformed their benchmarks led by the TCW Emerging Markets Income Fund, which during the period had an excess return of 4.65% over the JP Morgan Emerging Markets Bond Global Diversified Index. Eleven out of fourteen U.S. equity TCW Funds and asset allocation TCW Funds outperformed their benchmarks led by the TCW Small Cap Growth Fund, which during the period had an excess return of 11.71% over the Russell 2000 Growth Index.

As of April 30, 2009, Morningstar continued to award an overall five stars to the TCW Total Return Bond Fund. The TCW Core Fixed Income Fund and TCW Emerging Markets Income Fund were each awarded an overall four stars by Morningstar.

Changes

At the end of February, we completed our liquidation of the TCW Spectrum Fund and TCW International Equities Fund. In addition, the name changes of the TCW LifePlan Funds to TCW Asset Allocation Funds and the TCW Diversified Value Fund to the TCW Relative Value Large Cap Fund also took place at the end of February. We also notified our TCW Money Market Fund shareholders that we will continue to participate in the U.S. Treasury Department Temporary Guarantee Program.

Conclusion

TCW Funds, Inc. continues to provide our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on TCW Funds, Inc., we invite you to visit our website at www.tcwfunds.com or call our shareholder services department at 1 (800) FUND TCW or 1 (800) 386-3829.

Sincerely,

Ronald Redell

President and Chief Executive Officer

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2009

		Total Return Annualized as of April 30, 2009
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Balanced Fund — I Class	$7.58	(22.39)%	N/A	N/A		(7.32)%		09/01/06
TCW Balanced Fund — N Class	$7.53	(22.45)%	N/A	N/A		(7.35)%		09/01/06
TCW Dividend Focused Fund — I Class	$6.90	(40.66)%	N/A	N/A		(5.51)%		11/01/04
TCW Dividend Focused Fund — N Class	$6.95	(40.85)%	(4.42)%	2.89	% (1)	7.27	% (1)	09/19/86	(2)
TCW Focused Equities Fund — I Class	$8.30	(44.80)%	N/A	N/A		(5.70)%		11/01/04
TCW Focused Equities Fund — N Class	$8.28	(44.98)%	(3.74)%	(1.29)%		0.69	% (4)	07/20/98	(2)
TCW Growth Fund — I Class	$13.70	(31.74)%	N/A	N/A		(24.71)%		01/02/08
TCW Growth Fund — N Class	$13.70	(31.74)%	N/A	N/A		(24.71)%		01/02/08
TCW Growth Equities Fund — I Class	$9.22	(36.19)%	0.41%	N/A		0.10%		03/01/04
TCW Growth Equities Fund — N Class	$9.19	(36.27)%	0.34%	N/A		0.04%		03/01/04
TCW Large Cap Growth Fund — I Class	$14.61	(37.19)%	N/A	N/A		(9.27)%		02/06/06
TCW Large Cap Growth Fund — N Class	$14.57	(37.17)%	N/A	N/A		(9.34)%		02/06/06
TCW Relative Value Large Cap Fund — I Class	$9.11	(37.55)%	(2.88)%	N/A		(1.97)%		01/02/04
TCW Relative Value Large Cap Fund — N Class	$9.08	(37.67)%	(3.12)%	0.14	% (1)	1.12	% (1)	01/02/98	(2)
TCW Relative Value Small Cap Fund — I Class	$6.97	(40.53)%	(6.73)%	3.63	% (1)	5.26	% (1)	05/06/94	(2)
TCW Relative Value Small Cap Fund — N Class	$6.84	(40.52)%	(6.93)%	3.38	% (1)	8.12	% (1)	03/31/88	(2)
TCW Select Equities Fund — I Class	$11.67	(24.77)%	(2.31)%	(1.07)%		7.75	% (3)	07/01/91	(2)
TCW Select Equities Fund — N Class	$11.23	(24.88)%	(2.56)%	(1.36)		(0.67)%		03/01/99
TCW Small Cap Growth Fund — I Class	$16.44	(27.19)%	2.33%	(2.57)%		7.53	% (3)	12/01/89	(2)
TCW Small Cap Growth Fund — N Class	$15.90	(27.43)%	1.97%	(2.89)%		(1.78)%		03/01/99
TCW Value Opportunities Fund — I Class	$12.05	(36.45)%	(3.82)%	6.86%		8.21	% (3)	11/01/96	(2)
TCW Value Opportunities Fund — N Class	$11.84	(36.69)%	(4.14)%	N/A		2.58%		11/01/00
TCW Conservative Allocation Fund — I Class	$8.77	(9.07)%	N/A	N/A		(2.39)%		11/16/06
TCW Conservative Allocation Fund — N Class	$8.77	(8.97)%	N/A	N/A		(2.40)%		11/16/06
TCW Moderate Allocation Fund — I Class	$7.03	(26.55)%	N/A	N/A		(9.82)%		11/16/06
TCW Moderate Allocation Fund — N Class	$7.01	(26.53)%	N/A	N/A		(9.82)%		11/16/06
TCW Aggressive Allocation Fund — I Class	$6.57	(33.14)%	N/A	N/A		(14.44)%		11/16/06
TCW Aggressive Allocation Fund — N Class	$6.58	(33.04)%	N/A	N/A		(14.39)%		11/16/06

(1)	Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the 1940 Act, as amended.
(2)	Inception date of the predecessor entity.
(3)	Performance data includes the performance of the predecessor limited partnership for periods before the TCW Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(4)	Performance data includes the performance of the predecessor separately managed account for periods before the TCW Fund’s registration became effective. The predecessor separately managed account was not registered under the 1940 Act and, therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.

TCW Balanced Fund

Schedule of Investments (Unaudited)	April 30, 2009

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (31.2% of Net Assets)
$240,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	$259,945
825,506	Federal Home Loan Mortgage Corp., 5.5%, due 09/01/37	854,545
80,000	Federal National Mortgage Association, 2.75%, due 04/11/11	82,247
250,000	Federal National Mortgage Association, 4.75%, due 11/19/12	273,630
220,853	Federal National Mortgage Association, 5%, due 05/01/37	227,431
100,000	Federal National Mortgage Association, 5.25%, due 09/15/16	111,891
473,031	Government National Mortgage Association, 5.5%, due 07/15/37	491,647

	Total U.S. Government Agency Obligations	2,301,336

	U.S. Treasury Bonds (4.4%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	21,344
200,000	U.S. Treasury Bond, 5.25%, due 11/15/28	230,656
50,000	U.S. Treasury Bond, 8.125%, due 08/15/19	70,086

	Total U.S. Treasury Bonds	322,086

	U.S. Treasury Notes (11.0%)
160,000	U.S. Treasury Note, 1.125%, due 01/15/12	159,375
100,000	U.S. Treasury Note, 3.125%, due 09/30/13	105,453
480,000	U.S. Treasury Note, 4.75%, due 08/15/17	543,750

	Total U.S. Treasury Notes	808,578

	Total Fixed Income Securities (Cost: $3,325,903) (46.6%)	3,432,000

Number of Shares	Common Stock
	Aerospace & Defense (1.1%)
2,500	Honeywell International, Inc.	78,025

	Capital Markets (0.7%)
1,780	Invesco, Ltd.	26,202
860	Lazard, Ltd.	23,478

	Total Capital Markets	49,680

	Commercial Services & Supplies (0.6%)
1,770	Waste Management, Inc.	47,206

	Communications Equipment (0.7%)
9,320	Motorola, Inc.	51,540

	Computers & Peripherals (3.7%)
6,460	Dell, Inc. (1)	75,065
1,290	Hewlett-Packard Co.	46,414
1,450	International Business Machines Corp.	149,655

	Total Computers & Peripherals	271,134

	Consumer Finance (0.8%)
2,270	American Express Co.	57,249

See accompanying notes to financial statements.

TCW Balanced Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Diversified Financial Services (1.9%)
4,350	JPMorgan Chase & Co.	$143,550

	Diversified Telecommunication Services (3.2%)
5,200	AT&T, Inc.	133,224
27,150	Qwest Communications International, Inc.	105,613

	Total Diversified Telecommunication Services	238,837

	Electric Utilities (1.2%)
3,410	American Electric Power Co., Inc.	89,956

	Electronic Equipment, Instruments & Components (1.7%)
11,965	Flextronics International, Ltd. (1)	46,424
4,567	Tyco Electronics, Ltd.	79,649

	Total Electronic Equipment, Instruments & Components	126,073

	Energy Equipment & Services (0.5%)
1,100	Baker Hughes, Inc.	39,138

	Food & Staples Retailing (0.8%)
1,810	CVS Caremark Corp.	57,522

	Food Products (3.0%)
3,650	Dean Foods Co. (1)	75,555
4,820	Kraft Foods, Inc.	112,788
4,020	Sara Lee Corp.	33,446

	Total Food Products	221,789

	Health Care Equipment & Supplies (1.8%)
8,820	Boston Scientific Corp. (1)	74,176
3,680	Hologic, Inc. (1)	54,685

	Total Health Care Equipment & Supplies	128,861

	Health Care Providers & Services (0.7%)
21,240	Tenet Healthcare Corp. (1)	47,790

	Household Durables (1.1%)
4,823	Lennar Corp.	46,976
1,440	Sony Corp. (SP ADR)	37,238

	Total Household Durables	84,214

	Household Products (1.7%)
2,490	Kimberly-Clark Corp.	122,359

	Industrial Conglomerates (1.9%)
6,000	General Electric Co.	75,900
2,837	Tyco International, Ltd.	67,407

	Total Industrial Conglomerates	143,307

See accompanying notes to financial statements.

TCW Balanced Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Insurance (1.9%)
3,450	Travelers Cos., Inc. (The)	$141,933

	Leisure Equipment & Products (1.1%)
5,550	Mattel, Inc.	83,028

	Media (2.9%)
6,270	Comcast Corp.	96,934
5,000	Interpublic Group of Cos., Inc. (The) (1)	31,300
3,800	Time Warner, Inc.	82,954

	Total Media	211,188

	Metals & Mining (0.5%)
1,400	United States Steel Corp.	37,170

	Oil, Gas & Consumable Fuels (5.0%)
1,130	Anadarko Petroleum Corp.	48,658
2,310	Chevron Corp.	152,691
1,850	ConocoPhillips	75,850
2,040	Marathon Oil Corp.	60,588
1,700	Valero Energy Corp.	33,728

	Total Oil, Gas & Consumable Fuels	371,515

	Paper & Forest Products (1.0%)
4,700	MeadWestvaco Corp.	73,602

	Personal Products (0.7%)
1,700	Estee Lauder Cos., Inc. (The)	50,830

	Pharmaceuticals (3.8%)
3,750	Bristol-Myers Squibb Co.	72,000
7,850	Pfizer, Inc.	104,876
3,290	Watson Pharmaceuticals, Inc. (1)	101,792

	Total Pharmaceuticals	278,668

	Semiconductors & Semiconductor Equipment (2.9%)
4,960	Intel Corp.	78,269
2,250	KLA-Tencor Corp.	62,415
19,030	LSI Corp. (1)	73,075

	Total Semiconductors & Semiconductor Equipment	213,759

	Software (0.3%)
1,060	CA, Inc.	18,285

	Specialty Retail (2.5%)
6,150	Gap, Inc. (The)	95,571
3,480	Home Depot, Inc. (The)	91,594

	Total Specialty Retail	187,165

	Total Common Stock (Cost: $5,125,716) (49.7%)	3,665,373

See accompanying notes to financial statements.

TCW Balanced Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
$250,509	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $245,000, U.S. Treasury Note, 3.125%, due 08/31/13 valued at $259,235) (Total Amount to be Received Upon Repurchase $250,509)	$250,509

	Total Short-Term Investments (Cost: $250,509) (3.4%)	250,509

	Total Investments (Cost: $8,702,128) (99.7%)	7,347,882
	Excess of Other Assets over Liabilities (0.3%)	22,665

	Net Assets (100.0%)	$7,370,547

Notes to the Schedule of Investments:

SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Balanced Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	1.1%
Capital Markets	0.7
Commercial Services & Supplies	0.6
Communications Equipment	0.7
Computers & Peripherals	3.7
Consumer Finance	0.8
Diversified Financial Services	1.9
Diversified Telecommunication Services	3.2
Electric Utilities	1.2
Electronic Equipment, Instruments & Components	1.7
Energy Equipment & Services	0.5
Food & Staples Retailing	0.8
Food Products	3.0
Health Care Equipment & Supplies	1.8
Health Care Providers & Services	0.7
Household Durables	1.1
Household Products	1.7
Industrial Conglomerates	1.9
Insurance	1.9
Leisure Equipment & Products	1.1
Media	2.9
Metals & Mining	0.5
Oil, Gas & Consumable Fuels	5.0
Paper & Forest Products	1.0
Personal Products	0.7
Pharmaceuticals	3.8
Semiconductors & Semiconductor Equipment	2.9
Software	0.3
Specialty Retail	2.5
U.S. Government Agency Obligations	31.2
U.S. Treasury Bonds	4.4
U.S. Treasury Notes	11.0
Short-Term Investments	3.4

Total	99.7%

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (1.4% of Net Assets)
259,100	Honeywell International, Inc.	$8,086,511

	Capital Markets (2.0%)
885,200	Blackstone Group, LP (The)	8,666,108
196,800	Invesco, Ltd.	2,896,896

	Total Capital Markets	11,563,004

	Chemicals (3.2%)
668,200	Du Pont (E.I.) de Nemours & Co.	18,642,780

	Commercial Services & Supplies (3.1%)
315,900	Avery Dennison Corp.	9,078,966
341,600	Waste Management, Inc.	9,110,472

	Total Commercial Services & Supplies	18,189,438

	Communications Equipment (1.5%)
1,594,900	Motorola, Inc.	8,819,797

	Computers & Peripherals (6.5%)
535,400	Dell, Inc. (1)	6,221,348
236,000	Hewlett-Packard Co.	8,491,280
222,500	International Business Machines Corp.	22,964,225

	Total Computers & Peripherals	37,676,853

	Consumer Finance (0.6%)
130,200	American Express Co.	3,283,644

	Containers & Packaging (2.9%)
1,046,300	Packaging Corp. of America	16,604,781

	Diversified Financial Services (5.0%)
729,200	JPMorgan Chase & Co.	24,063,600
214,700	NYSE Euronext	4,974,599

	Total Diversified Financial Services	29,038,199

	Diversified Telecommunication Services (6.8%)
651,700	AT&T, Inc.	16,696,554
3,868,200	Qwest Communications International, Inc.	15,047,298
971,454	Windstream Corp.	8,063,068

	Total Diversified Telecommunication Services	39,806,920

	Electric Utilities (2.0%)
437,000	American Electric Power Co., Inc.	11,528,060

	Electronic Equipment, Instruments & Components (2.2%)
737,000	Tyco Electronics, Ltd.	12,853,280

See accompanying notes to financial statements.

TCW Dividend Focused Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Energy Equipment & Services (1.0%)
167,400	Baker Hughes, Inc.	$5,956,092

	Food & Staples Retailing (1.4%)
260,200	CVS Caremark Corp.	8,269,156

	Food Products (4.8%)
739,700	Kraft Foods, Inc.	17,308,980
1,287,400	Sara Lee Corp.	10,711,168

	Total Food Products	28,020,148

	Health Care Equipment & Supplies (1.1%)
735,800	Boston Scientific Corp. (1)	6,188,078

	Health Care Providers & Services (1.4%)
3,689,185	Tenet Healthcare Corp. (1)	8,300,666

	Household Durables (1.6%)
744,191	Lennar Corp.	7,248,420
72,400	Sony Corp. (SP ADR)	1,872,264

	Total Household Durables	9,120,684

	Household Products (3.0%)
360,400	Kimberly-Clark Corp.	17,710,056

	Industrial Conglomerates (3.8%)
995,650	General Electric Co.	12,594,973
396,200	Tyco International, Ltd.	9,413,712

	Total Industrial Conglomerates	22,008,685

	Insurance (2.9%)
415,600	Travelers Cos., Inc. (The)	17,097,784

	Leisure Equipment & Products (2.2%)
844,600	Mattel, Inc.	12,635,216

	Life Sciences Tools & Services (0.4%)
72,800	Thermo Fisher Scientific, Inc. (1)	2,553,824

	Media (5.4%)
734,550	Comcast Corp.	11,356,143
1,198,900	Regal Entertainment Group	15,657,634
192,866	Time Warner, Inc.	4,210,265

	Total Media	31,224,042

	Metals & Mining (1.0%)
213,600	United States Steel Corp.	5,671,080

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Oil, Gas & Consumable Fuels (10.0%)
170,700	Anadarko Petroleum Corp.	$7,350,342
131,200	BP p.l.c. (SP ADR)	5,570,752
312,800	Chevron Corp.	20,676,080
277,300	ConocoPhillips	11,369,300
311,600	Marathon Oil Corp.	9,254,520
209,700	Valero Energy Corp.	4,160,448

	Total Oil, Gas & Consumable Fuels	58,381,442

	Paper & Forest Products (2.4%)
884,300	MeadWestvaco Corp.	13,848,138

	Personal Products (1.2%)
239,900	Estee Lauder Cos., Inc. (The)	7,173,010

	Pharmaceuticals (7.1%)
579,200	Bristol-Myers Squibb Co.	11,120,640
1,159,300	Pfizer, Inc.	15,488,248
482,800	Watson Pharmaceuticals, Inc. (1)	14,937,832

	Total Pharmaceuticals	41,546,720

	Real Estate Investment Trusts (REITs) (0.4%)
172,700	Annaly Capital Management, Inc.	2,429,889

	Semiconductors & Semiconductor Equipment (4.4%)
753,700	Intel Corp.	11,893,386
260,800	KLA-Tencor Corp.	7,234,592
1,660,500	LSI Corp. (1)	6,376,320

	Total Semiconductors & Semiconductor Equipment	25,504,298

	Software (0.5%)
160,400	CA, Inc.	2,766,900

	Specialty Retail (4.9%)
928,500	Gap, Inc. (The)	14,428,890
534,300	Home Depot, Inc. (The)	14,062,776

	Total Specialty Retail	28,491,666

	Thrifts & Mortgage Finance (1.8%)
927,400	New York Community Bancorp, Inc.	10,488,894

	Total Common Stock (Cost: $765,836,427) (99.9%)	581,479,735

See accompanying notes to financial statements.

TCW Dividend Focused Fund

April 30, 2009

Principal Amount	Short-Term Investments	Value

$434,914	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $420,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $444,402) (Total Amount to be Received Upon Repurchase $434,914)	$434,914

	Total Short-Term Investments (Cost: $434,914) (0.1%)	434,914

	Total Investments (Cost: $766,271,341) (100.0%)	581,914,649
	Excess of Other Assets over Liabilities (– %)	144,763

	Net Assets (100.0%)	$582,059,412

Notes to the Schedule of Investments:

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Investments by Industry (Unaudited) April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	1.4%
Capital Markets	2.0
Chemicals	3.2
Commercial Services & Supplies	3.1
Communications Equipment	1.5
Computers & Peripherals	6.5
Consumer Finance	0.6
Containers & Packaging	2.9
Diversified Financial Services	5.0
Diversified Telecommunication Services	6.8
Electric Utilities	2.0
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	1.0
Food & Staples Retailing	1.4
Food Products	4.8
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	1.4
Household Durables	1.6
Household Products	3.0
Industrial Conglomerates	3.8
Insurance	2.9
Leisure Equipment & Products	2.2
Life Sciences Tools & Services	0.4
Media	5.4
Metals & Mining	1.0
Oil, Gas & Consumable Fuels	10.0
Paper & Forest Products	2.4
Personal Products	1.2
Pharmaceuticals	7.1
Real Estate Investment Trusts (REITs)	0.4
Semiconductors & Semiconductor Equipment	4.4
Software	0.5
Specialty Retail	4.9
Thrifts & Mortgage Finance	1.8
Short-Term Investments	0.1

Total	100.0%

See accompanying notes to financial statements.

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	April 30, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (6.8% of Net Assets)
55,540	Honeywell International, Inc.	$1,733,404
28,540	Lockheed Martin Corp.	2,241,246

	Total Aerospace & Defense	3,974,650

	Biotechnology (3.3%)
35,615	Genzyme Corp. (1)	1,899,348

	Chemicals (9.5%)
38,535	Air Products & Chemicals, Inc.	2,539,456
76,947	Ecolab, Inc.	2,966,307

	Total Chemicals	5,505,763

	Commercial Banks (4.5%)
129,792	Wells Fargo & Co.	2,597,138

	Commercial Services & Supplies (2.6%)
56,195	Waste Management, Inc.	1,498,721

	Diversified Financial Services (5.0%)
87,833	JPMorgan Chase & Co.	2,898,489

	Electric Utilities (2.9%)
36,545	Exelon Corp.	1,685,821

	Electrical Equipment (1.1%)
20,900	Rockwell Automation, Inc.	660,231

	Energy Equipment & Services (9.9%)
37,445	Schlumberger, Ltd.	1,834,431
34,865	Transocean, Ltd. (1)	2,352,690
95,700	Weatherford International, Ltd. (1)	1,591,491

	Total Energy Equipment & Services	5,778,612

	Food Products (1.5%)
20,400	Kellogg Co.	859,044

	Health Care Equipment & Supplies (0.4%)
6,705	Covidien, Ltd.	221,131

	Health Care Providers & Services (1.7%)
27,365	McKesson Corp.	1,012,505

	Hotels, Restaurants & Leisure (1.2%)
20,485	Yum! Brands, Inc.	683,175

	Household Products (3.3%)
38,935	Procter & Gamble Co. (The)	1,924,946

	Insurance (5.5%)
62,540	Aflac, Inc.	1,806,780
12	Berkshire Hathaway, Inc. (1)	1,128,000
10,998	Marsh & McLennan Cos., Inc.	231,948

	Total Insurance	3,166,728

See accompanying notes to financial statements.

TCW Focused Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	IT Services (1.6%)
5,100	MasterCard, Inc.	$935,595

	Life Sciences Tools & Services (2.8%)
45,630	Thermo Fisher Scientific, Inc. (1)	1,600,700

	Machinery (3.8%)
15,215	Danaher Corp.	889,165
28,150	SPX Corp.	1,299,685

	Total Machinery	2,188,850

	Multiline Retail (1.0%)
13,085	Kohl’s Corp. (1)	593,405

	Oil, Gas & Consumable Fuels (14.1%)
53,565	Anadarko Petroleum Corp.	2,306,509
29,230	Apache Corp.	2,129,698
24,300	Exxon Mobil Corp.	1,620,081
38,018	Occidental Petroleum Corp.	2,140,033

	Total Oil, Gas & Consumable Fuels	8,196,321

	Pharmaceuticals (3.8%)
42,300	Johnson & Johnson	2,214,828

	Road & Rail (3.8%)
26,415	Norfolk Southern Corp.	942,487
25,300	Union Pacific Corp.	1,243,242

	Total Road & Rail	2,185,729

	Semiconductors & Semiconductor Equipment (2.4%)
60,805	Microchip Technology, Inc.	1,398,515

	Specialty Retail (4.1%)
39,425	Home Depot, Inc. (The)	1,037,666
48,225	TJX Cos., Inc. (The)	1,348,853

	Total Specialty Retail	2,386,519

	Tobacco (2.4%)
38,594	Philip Morris International, Inc.	1,397,103

	Total Common Stock (Cost: $65,312,466) (99.0%)	57,463,867

See accompanying notes to financial statements.

TCW Focused Equities Fund

April 30, 2009

Principal Amount	Short-Term Investments	Value

$2,275,823	Repurchase Agreement, State Street Bank & Trust Company, 0.5%, due 05/01/09 (collateralized by $2,195,000, U.S. Treasury Note, 3.125%, due 08/31/13 valued at $2,322,530) (Total Amount to be Received Upon Repurchase $2,275,826)	$2,275,823

	Total Short-Term Investments (Cost: $2,275,823) (3.9%)	2,275,823

	Total Investments (Cost: $67,588,289) (102.9%)	59,739,690
	Liabilities in Excess of Other Assets (– 2.9%)	(1,696,222)

	Net Assets (100.0%)	$58,043,468

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	6.8%
Biotechnology	3.3
Chemicals	9.5
Commercial Banks	4.5
Commercial Services & Supplies	2.6
Diversified Financial Services	5.0
Electric Utilities	2.9
Electrical Equipment	1.1
Energy Equipment & Services	9.9
Food Products	1.5
Health Care Equipment & Supplies	0.4
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.2
Household Products	3.3
IT Services	1.6
Insurance	5.5
Life Sciences Tools & Services	2.8
Machinery	3.8
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	14.1
Pharmaceuticals	3.8
Road & Rail	3.8
Semiconductors & Semiconductor Equipment	2.4
Specialty Retail	4.1
Tobacco	2.4
Short-Term Investments	3.9

Total	102.9%

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited)	April 30, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.1% of Net Assets)
220	Honeywell International, Inc.	$6,866
170	Raytheon Co.	7,689

	Total Aerospace & Defense	14,555

	Air Freight & Logistics (1.0%)
125	C.H. Robinson Worldwide, Inc.	6,645

	Beverages (0.5%)
76	Hansen Natural Corp. (1)	3,098

	Biotechnology (4.6%)
285	Arena Pharmaceuticals, Inc. (1)	801
150	Celgene Corp. (1)	6,408
95	Cephalon, Inc. (1)	6,233
59	Cougar Biotechnology, Inc. (1)	2,060
185	Gilead Sciences, Inc. (1)	8,473
130	InterMune, Inc. (1)	1,760
115	Isis Pharmaceuticals, Inc. (1)	1,803
176	Progenics Pharmaceuticals, Inc. (1)	965
105	Vertex Pharmaceuticals, Inc. (1)	3,236

	Total Biotechnology	31,739

	Capital Markets (1.2%)
285	SEI Investments Co.	3,998
105	T. Rowe Price Group, Inc.	4,045

	Total Capital Markets	8,043

	Chemicals (3.7%)
125	Monsanto Co.	10,611
50	Potash Corp. of Saskatchewan, Inc.	4,325
135	Praxair, Inc.	10,072

	Total Chemicals	25,008

	Commercial Banks (0.3%)
455	Wilshire Bancorp, Inc.	1,838

	Commercial Services & Supplies (0.6%)
80	Clean Harbors, Inc. (1)	4,008

	Communications Equipment (10.8%)
425	Cisco Systems, Inc. (1)	8,211
1,586	Infinera Corp. (1)	13,386
685	Qualcomm, Inc.	28,989
335	Research In Motion, Ltd. (1)	23,283

	Total Communications Equipment	73,869

	Computers & Peripherals (3.3%)
180	Apple, Inc. (1)	22,649

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Construction & Engineering (2.1%)
150	Foster Wheeler AG (1)	$3,229
130	Insituform Technologies, Inc. (1)	1,993
405	Quanta Services, Inc. (1)	9,206

	Total Construction & Engineering	14,428

	Distributors (0.6%)
240	LKQ Corp. (1)	4,075

	Diversified Consumer Services (1.0%)
247	K12, Inc. (1)	4,342
15	Strayer Education, Inc.	2,841

	Total Diversified Consumer Services	7,183

	Diversified Financial Services (1.8%)
65	IntercontinentalExchange, Inc. (1)	5,694
80	Moody’s Corp.	2,361
217	MSCI, Inc. (1)	4,555

	Total Diversified Financial Services	12,610

	Electrical Equipment (1.9%)
415	Rockwell Automation, Inc.	13,110

	Electronic Equipment, Instruments & Components (0.4%)
62	Itron, Inc. (1)	2,852

	Energy Equipment & Services (5.1%)
35	Core Laboratories N.V.	2,913
90	National Oilwell Varco, Inc. (1)	2,725
285	Oceaneering International, Inc. (1)	12,988
105	Transocean, Ltd. (1)	7,085
560	Weatherford International, Ltd. (1)	9,313

	Total Energy Equipment & Services	35,024

	Food & Staples Retailing (2.1%)
455	CVS Caremark Corp.	14,460

	Food Products (1.6%)
250	Kellogg Co.	10,528
34	Smart Balance, Inc. (1)	239

	Total Food Products	10,767

	Health Care Equipment & Supplies (2.9%)
115	Baxter International, Inc.	5,577
671	Dexcom, Inc. (1)	3,006
22	Intuitive Surgical, Inc. (1)	3,162
240	MAKO Surgical Corp. (1)	1,608
3,970	Sirius XM Radio, Inc. (1)	1,546
165	Thoratec Corp. (1)	4,795

	Total Health Care Equipment & Supplies	19,694

See accompanying notes to financial statements.

TCW Growth Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Health Care Providers & Services (4.0%)
150	Catalyst Health Solutions, Inc. (1)	$3,382
210	Express Scripts, Inc. (1)	13,434
70	HMS Holdings Corp. (1)	2,099
160	Medco Health Solutions, Inc. (1)	6,968
90	Psychiatric Solutions, Inc. (1)	1,745

	Total Health Care Providers & Services	27,628

	Health Care Technology (1.8%)
235	Cerner Corp. (1)	12,643

	Hotels, Restaurants & Leisure (3.7%)
160	Ctrip.com International, Ltd. (ADR)	4,947
191	Home Inns & Hotels Management, Inc. (ADR) (1)	2,632
105	Starwood Hotels & Resorts Worldwide, Inc.	2,191
460	Yum! Brands, Inc.	15,341

	Total Hotels, Restaurants & Leisure	25,111

	Household Products (1.4%)
200	Procter & Gamble Co. (The)	9,888

	Insurance (3.3%)
475	Aflac, Inc.	13,723
453	First Mercury Financial Corp. (1)	5,989
97	Tower Group, Inc.	2,637

	Total Insurance	22,349

	Internet Software & Services (4.8%)
55	Akamai Technologies, Inc. (1)	1,211
9	Baidu.com, Inc. (SP ADR) (1)	2,096
55	Equinix, Inc. (1)	3,863
31	Google, Inc. (1)	12,275
240	Mercadolibre, Inc. (1)	6,559
125	SINA Corp. (1)	3,501
191	Vocus, Inc. (1)	3,247

	Total Internet Software & Services	32,752

	IT Services (1.3%)
50	MasterCard, Inc.	9,173

	Life Sciences Tools & Services (1.6%)
295	Life Technologies Corp. (1)	11,004

	Machinery (1.2%)
287	Chart Industries, Inc. (1)	3,969
60	Flowserve Corp.	4,074

	Total Machinery	8,043

See accompanying notes to financial statements.

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Media (1.2%)
85	DreamWorks Animation SKG, Inc. (1)	$2,041
195	McGraw-Hill Cos., Inc. (The)	5,879

	Total Media	7,920

	Metals & Mining (0.1%)
20	Agnico-Eagle Mines, Ltd.	882

	Multiline Retail (0.9%)
135	Kohl’s Corp. (1)	6,122

	Oil, Gas & Consumable Fuels (3.1%)
230	Petroleo Brasileiro SA (ADR)	7,721
200	Plains Exploration & Production Co. (1)	3,774
237	Swift Energy Co. (1)	2,564
67	Ultra Petroleum Corp. (1)	2,868
135	Whiting Petroleum Corp. (1)	4,423

	Total Oil, Gas & Consumable Fuels	21,350

	Pharmaceuticals (3.4%)
200	Allergan, Inc.	9,332
159	Cypress Bioscience, Inc. (1)	1,145
79	Inspire Pharmaceuticals, Inc. (1)	355
390	Mylan, Inc. (1)	5,167
130	Teva Pharmaceutical Industries, Ltd. (SP ADR)	5,706
100	XenoPort, Inc. (1)	1,367

	Total Pharmaceuticals	23,072

	Road & Rail (0.3%)
115	Kansas City Southern (1)	1,754

	Semiconductors & Semiconductor Equipment (1.0%)
545	Cavium Networks, Inc. (1)	6,856

	Software (6.0%)
515	Activision Blizzard, Inc. (1)	5,547
145	ANSYS, Inc. (1)	4,005
202	ArcSight, Inc. (1)	3,050
130	Concur Technologies, Inc. (1)	3,519
145	Electronic Arts, Inc. (1)	2,951
230	Nuance Communications, Inc. (1)	3,070
235	Salesforce.com, Inc. (1)	10,060
445	Take-Two Interactive Software, Inc.	4,041
180	VMware, Inc. (1)	4,694

	Total Software	40,937

See accompanying notes to financial statements.

TCW Growth Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Specialty Retail (3.0%)
210	GameStop Corp. (1)	$6,334
360	Guess?, Inc.	9,374
228	Lowe’s Cos., Inc.	4,902

	Total Specialty Retail	20,610

	Textiles, Apparel & Luxury Goods (1.0%)
115	Polo Ralph Lauren Corp.	6,192
40	True Religion Apparel, Inc. (1)	630

	Total Textiles, Apparel & Luxury Goods	6,822

	Tobacco (2.1%)
405	Philip Morris International, Inc.	14,661

	Wireless Telecommunication Services (3.5%)
630	American Tower Corp. (1)	20,009
760	Clearwire Corp. (1)	4,210

	Total Wireless Telecommunication Services	24,219

	Total Common Stock (Cost: $784,836) (96.3%)	659,451

Principal Amount	Short-Term Investments
$29,121	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $30,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $31,743) (Total Amount to be Received Upon Repurchase $29,121)	29,121

	Total Short-Term Investments (Cost: $29,121) (4.2%)	29,121

	Total Investments (Cost: $813,957) (100.5%)	688,572
	Liabilities in Excess of Other Assets (– 0.5%)	(3,506)

	Net Assets (100.0%)	$685,066

Notes to the Schedule of Investments:

ADR - American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Growth Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Air Freight & Logistics	1.0
Beverages	0.5
Biotechnology	4.6
Capital Markets	1.2
Chemicals	3.7
Commercial Banks	0.3
Commercial Services & Supplies	0.6
Communications Equipment	10.8
Computers & Peripherals	3.3
Construction & Engineering	2.1
Distributors	0.6
Diversified Consumer Services	1.0
Diversified Financial Services	1.8
Electrical Equipment	1.9
Electronic Equipment, Instruments & Components	0.4
Energy Equipment & Services	5.1
Food & Staples Retailing	2.1
Food Products	1.6
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	4.0
Health Care Technology	1.8
Hotels, Restaurants & Leisure	3.7
Household Products	1.4
IT Services	1.3
Insurance	3.3
Internet Software & Services	4.8
Life Sciences Tools & Services	1.6
Machinery	1.2
Media	1.2
Metals & Mining	0.1
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	3.1
Pharmaceuticals	3.4
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	1.0
Software	6.0
Specialty Retail	3.0
Textiles, Apparel & Luxury Goods	1.0
Tobacco	2.1
Wireless Telecommunication Services	3.5
Short-Term Investments	4.2

Total	100.5%

See accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	April 30, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.3% of Net Assets)
5,047	Aerovironment, Inc. (1)	$116,760
38,400	Spirit AeroSystems Holdings, Inc. (1)	489,600

	Total Aerospace & Defense	606,360

	Air Freight & Logistics (3.5%)
7,500	C.H. Robinson Worldwide, Inc.	398,700
15,900	Expeditors International of Washington, Inc.	551,889

	Total Air Freight & Logistics	950,589

	Beverages (3.6%)
23,438	Hansen Natural Corp. (1)	955,333

	Biotechnology (4.8%)
9,800	Genzyme Corp. (1)	522,634
7,000	InterMune, Inc. (1)	94,780
15,500	Isis Pharmaceuticals, Inc. (1)	243,040
13,500	Vertex Pharmaceuticals, Inc. (1)	416,070

	Total Biotechnology	1,276,524

	Commercial Banks (1.9%)
18,400	Signature Bank (1)	500,296

	Commercial Services & Supplies (5.3%)
13,400	Clean Harbors, Inc. (1)	671,340
37,900	Resources Connection, Inc. (1)	740,945

	Total Commercial Services & Supplies	1,412,285

	Communications Equipment (3.9%)
45,994	Infinera Corp. (1)	388,189
9,300	Research In Motion, Ltd. (1)	646,350

	Total Communications Equipment	1,034,539

	Construction & Engineering (4.1%)
30,700	Quanta Services, Inc. (1)	697,811
11,600	Shaw Group, Inc. (1)	388,948

	Total Construction & Engineering	1,086,759

	Distributors (2.2%)
35,100	LKQ Corp. (1)	595,998

	Diversified Consumer Services (6.3%)
4,800	Capella Education Co. (1)	246,624
28,200	K12, Inc. (1)	495,756
5,000	Strayer Education, Inc.	947,050

	Total Diversified Consumer Services	1,689,430

See accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Diversified Financial Services (2.4%)
4,600	IntercontinentalExchange, Inc. (1)	$402,960
11,408	MSCI, Inc. (1)	239,454

	Total Diversified Financial Services	642,414

	Electrical Equipment (1.3%)
10,800	Rockwell Automation, Inc.	341,172

	Energy Equipment & Services (7.9%)
7,100	Core Laboratories N.V.	590,933
11,800	National Oilwell Varco, Inc. (1)	357,304
14,900	Oceaneering International, Inc. (1)	678,993
19,300	Smith International, Inc.	498,905

	Total Energy Equipment & Services	2,126,135

	Health Care Equipment & Supplies (5.1%)
4,800	Intuitive Surgical, Inc. (1)	689,904
10,300	Masimo Corp. (1)	297,670
13,000	Thoratec Corp. (1)	377,780

	Total Health Care Equipment & Supplies	1,365,354

	Health Care Providers & Services (0.9%)
12,700	Psychiatric Solutions, Inc. (1)	246,253

	Hotels, Restaurants & Leisure (3.2%)
5,200	Chipotle Mexican Grill, Inc. — Class B (1)	340,652
16,600	Ctrip.com International, Ltd. (ADR)	513,272

	Total Hotels, Restaurants & Leisure	853,924

	Insurance (6.2%)
12,900	ACE, Ltd.	597,528
28,100	eHealth, Inc. (1)	539,239
19,700	Tower Group, Inc.	535,643

	Total Insurance	1,672,410

	Internet Software & Services (5.9%)
3,800	Baidu.com, Inc. (SP ADR) (1)	885,020
25,129	Mercadolibre, Inc. (1)	686,776

	Total Internet Software & Services	1,571,796

	IT Services (5.0%)
11,900	Alliance Data Systems Corp. (1)	498,253
33,700	Cognizant Technology Solutions Corp. (1)	835,423

	Total IT Services	1,333,676

	Machinery (1.6%)
9,300	SPX Corp.	429,381

See accompanying notes to financial statements.

TCW Growth Equities Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Media (0.8%)
9,400	DreamWorks Animation SKG, Inc. (1)	$225,694

	Oil, Gas & Consumable Fuels (2.5%)
19,800	Plains Exploration & Production Co. (1)	373,626
8,900	Whiting Petroleum Corp. (1)	291,564

	Total Oil, Gas & Consumable Fuels	665,190

	Pharmaceuticals (4.3%)
80,800	Mylan, Inc. (1)	1,070,600
5,900	XenoPort, Inc. (1)	80,653

	Total Pharmaceuticals	1,151,253

	Semiconductors & Semiconductor Equipment (1.2%)
25,989	Cavium Networks, Inc. (1)	326,942

	Software (10.4%)
17,827	ANSYS, Inc. (1)	492,382
10,700	Concur Technologies, Inc. (1)	289,649
18,000	Electronic Arts, Inc. (1)	366,300
23,500	Nuance Communications, Inc. (1)	313,725
16,350	Salesforce.com, Inc. (1)	699,943
23,996	VMware, Inc. (1)	625,816

	Total Software	2,787,815

	Thrifts & Mortgage Finance (1.2%)
19,800	People’s United Financial, Inc.	309,276

	Wireless Telecommunication Services (1.6%)
76,700	Clearwire Corp. (1)	424,918

	Total Common Stock (Cost: $27,196,721) (99.4%)	26,581,716

See accompanying notes to financial statements.

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value

$193,045	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09, (collateralized by $190,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $201,039) (Total Amount to be Received Upon Repurchase $193,045)	$193,045

	Total Short-Term Investments (Cost: $193,045) (0.7%)	193,045

	Total Investments (Cost: $27,389,766) (100.1%)	26,774,761
	Liabilities in Excess of Other Assets (– 0.1%)	(30,506)

	Net Assets (100.0%)	$26,744,255

Notes to the Schedule of Investments:

ADR - American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Air Freight & Logistics	3.5
Beverages	3.6
Biotechnology	4.8
Commercial Banks	1.9
Commercial Services & Supplies	5.3
Communications Equipment	3.9
Construction & Engineering	4.1
Distributors	2.2
Diversified Consumer Services	6.3
Diversified Financial Services	2.4
Electrical Equipment	1.3
Energy Equipment & Services	7.9
Health Care Equipment & Supplies	5.1
Health Care Providers & Services	0.9
Hotels, Restaurants & Leisure	3.2
IT Services	5.0
Insurance	6.2
Internet Software & Services	5.9
Machinery	1.6
Media	0.8
Oil, Gas & Consumable Fuels	2.5
Pharmaceuticals	4.3
Semiconductors & Semiconductor Equipment	1.2
Software	10.4
Thrifts & Mortgage Finance	1.2
Wireless Telecommunication Services	1.6
Short-Term Investments	0.7

Total	100.1%

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (3.2% of Net Assets)
4,975	General Dynamics Corp.	$257,058
6,850	Raytheon Co.	309,826

	Total Aerospace & Defense	566,884

	Biotechnology (2.8%)
8,050	Celgene Corp. (1)	343,896
5,250	Vertex Pharmaceuticals, Inc. (1)	161,805

	Total Biotechnology	505,701

	Chemicals (5.4%)
8,350	Monsanto Co.	708,831
3,000	Potash Corp. of Saskatchewan, Inc.	259,470

	Total Chemicals	968,301

	Commercial Services & Supplies (1.1%)
14,150	Corrections Corp. of America (1)	199,940

	Communications Equipment (10.3%)
23,750	Cisco Systems, Inc. (1)	458,850
24,750	Qualcomm, Inc.	1,047,420
4,825	Research In Motion, Ltd. (1)	335,337

	Total Communications Equipment	1,841,607

	Computers & Peripherals (5.3%)
7,450	Apple, Inc. (1)	937,433

	Construction & Engineering (1.0%)
8,200	Quanta Services, Inc. (1)	186,386

	Diversified Financial Services (3.9%)
4,100	IntercontinentalExchange, Inc. (1)	359,160
11,450	Moody’s Corp.	338,004

	Total Diversified Financial Services	697,164

	Energy Equipment & Services (8.4%)
13,570	FMC Technologies, Inc. (1)	464,501
7,200	National Oilwell Varco, Inc. (1)	218,016
5,373	Transocean, Ltd. (1)	362,570
27,050	Weatherford International, Ltd. (1)	449,842

	Total Energy Equipment & Services	1,494,929

	Food & Staples Retailing (1.7%)
9,325	CVS Caremark Corp.	296,349

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (4.2%)
1,350	Alcon, Inc.	$124,213
5,900	Baxter International, Inc.	286,150
10,000	St. Jude Medical, Inc. (1)	335,200

	Total Health Care Equipment & Supplies	745,563

	Health Care Providers & Services (8.8%)
15,200	Express Scripts, Inc. (1)	972,344
13,550	Medco Health Solutions, Inc. (1)	590,102

	Total Health Care Providers & Services	1,562,446

	Hotels, Restaurants & Leisure (2.5%)
3,500	Wynn Resorts, Ltd. (1)	137,305
9,425	Yum! Brands, Inc.	314,324

	Total Hotels, Restaurants & Leisure	451,629

	Household Products (2.2%)
7,900	Procter & Gamble Co. (The)	390,576

	Insurance (2.3%)
14,000	Aflac, Inc.	404,460

	Internet Software & Services (5.1%)
2,300	Google, Inc. (1)	910,731

	IT Services (3.9%)
2,450	MasterCard, Inc.	449,453
3,900	Visa, Inc.	253,344

	Total IT Services	702,797

	Life Sciences Tools & Services (1.4%)
6,850	Thermo Fisher Scientific, Inc. (1)	240,298

	Machinery (4.4%)
3,935	Danaher Corp.	229,961
4,410	Flowserve Corp.	299,439
6,000	ITT Corp.	246,060

	Total Machinery	775,460

	Media (1.2%)
7,000	McGraw-Hill Cos., Inc. (The)	211,050

	Multiline Retail (1.6%)
875	Dollar Tree, Inc. (1)	37,048
5,300	Kohl’s Corp. (1)	240,355

	Total Multiline Retail	277,403

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Pharmaceuticals (1.2%)
5,000	Teva Pharmaceutical Industries, Ltd. (SP ADR)	$219,450

	Semiconductors & Semiconductor Equipment (1.0%)
7,650	Broadcom Corp. (1)	177,404

	Software (4.5%)
25,800	Activision Blizzard, Inc. (1)	277,866
27,450	Oracle Corp. (1)	530,883

	Total Software	808,749

	Specialty Retail (4.3%)
11,000	GameStop Corp. (1)	331,760
9,400	Guess?, Inc.	244,776
8,965	Lowe’s Cos., Inc.	192,747

	Total Specialty Retail	769,283

	Tobacco (2.6%)
12,550	Philip Morris International, Inc.	454,310

	Wireless Telecommunication Services (4.5%)
18,100	American Tower Corp. (1)	574,856
14,280	NII Holdings, Inc. — Class B (1)	230,765

	Total Wireless Telecommunication Services	805,621

	Total Common Stock (Cost: $18,388,261) (98.8%)	17,601,924

Principal Amount	Short-Term Investments
$239,221	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $235,000, U.S. Treasury Note, 3.125%, due 08/31/13 valued at $248,654) (Total Amount to be Received Upon Repurchase $239,221)	239,221

	Total Short-Term Investments (Cost: $239,221) (1.4%)	239,221

	Total Investments (Cost: $18,627,482) (100.2%)	17,841,145
	Liabilities in Excess of Other Assets (– 0.2%)	(28,152)

	Net Assets (100.0%)	$17,812,993

Notes to the Schedule of Investments:

SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Biotechnology	2.8
Chemicals	5.4
Commercial Services & Supplies	1.1
Communications Equipment	10.3
Computers & Peripherals	5.3
Construction & Engineering	1.0
Diversified Financial Services	3.9
Energy Equipment & Services	8.4
Food & Staples Retailing	1.7
Health Care Equipment & Supplies	4.2
Health Care Providers & Services	8.8
Hotels, Restaurants & Leisure	2.5
Household Products	2.2
IT Services	3.9
Insurance	2.3
Internet Software & Services	5.1
Life Sciences Tools & Services	1.4
Machinery	4.4
Media	1.2
Multiline Retail	1.6
Pharmaceuticals	1.2
Semiconductors & Semiconductor Equipment	1.0
Software	4.5
Specialty Retail	4.3
Tobacco	2.6
Wireless Telecommunication Services	4.5
Short-Term Investments	1.4

Total	100.2%

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Aerospace & Defense (2.1% of Net Assets)
336,309	Honeywell International, Inc.	$10,496,204

	Capital Markets (1.3%)
227,500	Invesco, Ltd.	3,348,800
114,100	Lazard, Ltd.	3,114,930

	Total Capital Markets	6,463,730

	Commercial Services & Supplies (1.4%)
257,300	Waste Management, Inc.	6,862,191

	Communications Equipment (1.5%)
1,330,530	Motorola, Inc.	7,357,831

	Computers & Peripherals (7.4%)
837,400	Dell, Inc. (1)	9,730,588
217,657	Hewlett-Packard Co.	7,831,299
185,300	International Business Machines Corp.	19,124,813

	Total Computers & Peripherals	36,686,700

	Consumer Finance (1.5%)
291,350	American Express Co.	7,347,847

	Diversified Financial Services (4.0%)
595,118	JPMorgan Chase & Co.	19,638,894

	Diversified Telecommunication Services (6.2%)
663,200	AT&T, Inc.	16,991,184
3,525,200	Qwest Communications International, Inc.	13,713,028

	Total Diversified Telecommunication Services	30,704,212

	Electric Utilities (2.3%)
423,350	American Electric Power Co., Inc.	11,167,973

	Electronic Equipment, Instruments & Components (3.7%)
1,792,239	Flextronics International, Ltd. (1)	6,953,887
657,575	Tyco Electronics, Ltd.	11,468,108

	Total Electronic Equipment, Instruments & Components	18,421,995

	Energy Equipment & Services (1.0%)
141,200	Baker Hughes, Inc.	5,023,896

	Food & Staples Retailing (1.7%)
257,200	CVS Caremark Corp.	8,173,816

	Food Products (5.9%)
478,300	Dean Foods Co. (1)	9,900,810
626,800	Kraft Foods, Inc.	14,667,120
582,500	Sara Lee Corp.	4,846,400

	Total Food Products	29,414,330

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (4.0%)
1,342,600	Boston Scientific Corp. (1)	$11,291,266
567,900	Hologic, Inc. (1)	8,438,994

	Total Health Care Equipment & Supplies	19,730,260

	Health Care Providers & Services (1.1%)
2,450,550	Tenet Healthcare Corp. (1)	5,513,737

	Household Durables (2.2%)
654,323	Lennar Corp.	6,373,106
184,100	Sony Corp. (SP ADR)	4,760,826

	Total Household Durables	11,133,932

	Household Products (3.3%)
333,450	Kimberly-Clark Corp.	16,385,733

	Industrial Conglomerates (3.9%)
770,400	General Electric Co.	9,745,560
409,825	Tyco International, Ltd.	9,737,442

	Total Industrial Conglomerates	19,483,002

	Insurance (3.6%)
434,200	Travelers Cos., Inc. (The)	17,862,988

	Leisure Equipment & Products (2.4%)
778,500	Mattel, Inc.	11,646,360

	Media (5.8%)
874,700	Comcast Corp.	13,522,862
605,000	Interpublic Group of Cos., Inc. (The) (1)	3,787,300
517,116	Time Warner, Inc.	11,288,642

	Total Media	28,598,804

	Metals & Mining (1.0%)
184,850	United States Steel Corp.	4,907,768

	Oil, Gas & Consumable Fuels (9.8%)
151,900	Anadarko Petroleum Corp.	6,540,814
299,400	Chevron Corp.	19,790,340
236,644	ConocoPhillips	9,702,404
263,000	Marathon Oil Corp.	7,811,100
235,100	Valero Energy Corp.	4,664,384

	Total Oil, Gas & Consumable Fuels	48,509,042

	Paper & Forest Products (2.0%)
625,300	MeadWestvaco Corp.	9,792,198

	Personal Products (1.3%)
221,100	Estee Lauder Cos., Inc. (The)	6,610,890

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Pharmaceuticals (7.3%)
511,300	Bristol-Myers Squibb Co.	$9,816,960
991,200	Pfizer, Inc.	13,242,432
427,200	Watson Pharmaceuticals, Inc. (1)	13,217,568

	Total Pharmaceuticals	36,276,960

	Semiconductors & Semiconductor Equipment (5.8%)
678,500	Intel Corp.	10,706,730
289,100	KLA-Tencor Corp.	8,019,634
2,573,500	LSI Corp. (1)	9,882,240

	Total Semiconductors & Semiconductor Equipment	28,608,604

	Software (0.5%)
135,800	CA, Inc.	2,342,550

	Specialty Retail (5.1%)
863,000	Gap, Inc. (The)	13,411,020
447,600	Home Depot, Inc. (The)	11,780,832

	Total Specialty Retail	25,191,852

	Total Common Stock (Cost: $616,537,461) (99.1%)	490,354,299

Principal Amount	Short-Term Investments
$4,155,181	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $4,010,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $4,242,981) (Total Amount to be Received Upon Repurchase $4,155,186)	4,155,181

	Total Short-Term Investments (Cost: $4,155,181) (0.9%)	4,155,181

	Total Investments (Cost: $620,692,642) (100.0%)	494,509,480
	Excess of Other Assets over Liabilities (—%)	132,798

	Net Assets (100.0%)	$494,642,278

Notes to the Schedule of Investments:

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Capital Markets	1.3
Commercial Services & Supplies	1.4
Communications Equipment	1.5
Computers & Peripherals	7.4
Consumer Finance	1.5
Diversified Financial Services	4.0
Diversified Telecommunication Services	6.2
Electric Utilities	2.3
Electronic Equipment, Instruments & Components	3.7
Energy Equipment & Services	1.0
Food & Staples Retailing	1.7
Food Products	5.9
Health Care Equipment & Supplies	4.0
Health Care Providers & Services	1.1
Household Durables	2.2
Household Products	3.3
Industrial Conglomerates	3.9
Insurance	3.6
Leisure Equipment & Products	2.4
Media	5.8
Metals & Mining	1.0
Oil, Gas & Consumable Fuels	9.8
Paper & Forest Products	2.0
Personal Products	1.3
Pharmaceuticals	7.3
Semiconductors & Semiconductor Equipment	5.8
Software	0.5
Specialty Retail	5.1
Short-Term Investments	0.9

Total	100.0%

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Airlines (0.5% of Net Assets)
7,400	Continental Airlines, Inc. — Class B (1)	$77,848

	Biotechnology (1.1%)
58,950	Arena Pharmaceuticals, Inc. (1)	165,650

	Capital Markets (5.2%)
12,891	Apollo Investment Corp.	61,877
9,300	Cohen & Steers, Inc.	136,896
9,300	Lazard, Ltd.	253,890
3,900	MF Global, Ltd. (1)	23,790
9,050	Piper Jaffray Cos., Inc. (1)	313,763

	Total Capital Markets	790,216

	Chemicals (1.7%)
1,250	Albemarle Corp.	33,525
6,750	H. B. Fuller Co.	119,205
39,000	PolyOne Corp. (1)	106,860

	Total Chemicals	259,590

	Commercial Banks (1.9%)
28,800	Citizens Republic Bancorp, Inc. (1)	48,384
17,200	TCF Financial Corp.	239,252

	Total Commercial Banks	287,636

	Commercial Services & Supplies (3.3%)
2,700	Corrections Corp. of America (1)	38,151
38,150	On Assignment, Inc. (1)	134,288
6,990	Republic Services, Inc.	146,790
7,550	Tetra Tech, Inc. (1)	185,428

	Total Commercial Services & Supplies	504,657

	Computers & Peripherals (3.2%)
5,000	Avid Technology, Inc. (1)	55,350
49,000	Cray, Inc. (1)	205,800
99,650	Dot Hill Systems Corp. (1)	76,730
15,300	Intevac, Inc. (1)	105,417
11,150	Rackable Systems, Inc. (1)	50,844

	Total Computers & Peripherals	494,141

	Construction & Engineering (2.3%)
1,400	Jacobs Engineering Group, Inc. (1)	53,256
12,700	Orion Marine Group, Inc. (1)	190,246
3,300	Shaw Group, Inc. (1)	110,649

	Total Construction & Engineering	354,151

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Diversified Consumer Services (0.5%)
4,700	H&R Block, Inc.	$71,158

	Diversified Telecommunication Services (2.0%)
107,450	Cincinnati Bell, Inc. (1)	299,786

	Electrical Equipment (2.7%)
82,950	FuelCell Energy, Inc. (1)	263,781
16,650	GrafTech International, Ltd. (1)	146,354

	Total Electrical Equipment	410,135

	Electronic Equipment, Instruments & Components (1.9%)
12,900	Echelon Corp. (1)	102,684
49,881	Flextronics International, Ltd. (1)	193,538

	Total Electronic Equipment, Instruments & Components	296,222

	Energy Equipment & Services (2.0%)
19,400	Hercules Offshore, Inc. (1)	62,080
25,600	Key Energy Services, Inc. (1)	112,384
45,850	Newpark Resources, Inc. (1)	128,380

	Total Energy Equipment & Services	302,844

	Food Products (3.4%)
22,400	Hain Celestial Group, Inc. (The) (1)	373,856
550	J.M. Smucker Co. (The)	21,670
28,813	Tasty Baking Co.	122,455

	Total Food Products	517,981

	Health Care Equipment & Supplies (6.0%)
9,650	Invacare Corp.	148,513
14,600	Synovis Life Technologies, Inc. (1)	221,628
18,700	Thoratec Corp. (1)	543,422

	Total Health Care Equipment & Supplies	913,563

	Health Care Providers & Services (4.0%)
3,250	Catalyst Health Solutions, Inc. (1)	73,287
4,250	Healthspring, Inc. (1)	39,228
18,400	Kindred Healthcare, Inc. (1)	239,568
10,090	PharMerica Corp. (1)	184,142
5,450	Triple-S Management Corp. Class B (1)	69,869

	Total Health Care Providers & Services	606,094

	Health Care Technology (0.9%)
10,150	Eclipsys Corp. (1)	133,980

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Hotels, Restaurants & Leisure (4.6%)
18,800	California Pizza Kitchen, Inc. (1)	$295,348
21,650	Isle of Capri Casinos, Inc. (1)	232,521
32,650	Luby’s, Inc. (1)	175,004

	Total Hotels, Restaurants & Leisure	702,873

	Household Durables (1.6%)
3,800	Centex Corp.	41,572
6,100	KB Home	110,227
4,650	Toll Brothers, Inc. (1)	94,209

	Total Household Durables	246,008

	Independent Power Producers & Energy Traders (0.8%)
68,050	Dynegy, Inc. (1)	121,129

	Insurance (7.4%)
9,050	American Financial Group, Inc.	159,099
25,462	Donegal Group, Inc.	372,764
32,697	Hilltop Holdings, Inc. (1)	370,457
36,150	MBIA, Inc. (1)	170,989
1,650	Reinsurance Group of America, Inc.	52,454

	Total Insurance	1,125,763

	IT Services (0.4%)
51,400	Unisys Corp. (1)	62,708

	Leisure Equipment & Products (0.1%)
1,200	Pool Corp.	21,432

	Life Sciences Tools & Services (2.5%)
39,800	Albany Molecular Research, Inc. (1)	388,448

	Machinery (6.8%)
9,300	AGCO Corp. (1)	225,990
32,950	Federal Signal Corp.	256,021
5,950	Terex Corp. (1)	82,110
12,500	Wabtec Corp.	476,750

	Total Machinery	1,040,871

	Marine (1.1%)
5,500	Kirby Corp. (1)	169,730

	Media (1.7%)
5,850	Interpublic Group of Cos., Inc. (The) (1)	36,621
6,950	Lions Gate Entertainment Corp. (1)	34,125
34,335	Mediacom Communications Corp. (1)	195,366

	Total Media	266,112

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Metals & Mining (1.6%)
1,650	Alcoa, Inc.	$14,966
3,350	Allegheny Technologies, Inc.	109,645
2,900	Commercial Metals Co.	43,152
2,850	United States Steel Corp.	75,668

	Total Metals & Mining	243,431

	Multi-Utilities (3.1%)
19,500	Avista Corp.	293,475
8,900	NorthWestern Corp.	186,188

	Total Multi-Utilities	479,663

	Oil, Gas & Consumable Fuels (2.4%)
8,150	EXCO Resources, Inc. (1)	96,007
7,100	Tesoro Corp.	108,275
4,950	Whiting Petroleum Corp. (1)	162,162

	Total Oil, Gas & Consumable Fuels	366,444

	Paper & Forest Products (2.6%)
22,200	Buckeye Technologies, Inc. (1)	114,330
32,000	Glatfelter Co.	284,160

	Total Paper & Forest Products	398,490

	Pharmaceuticals (1.7%)
19,050	Mylan, Inc. (1)	252,413

	Real Estate Investment Trusts (REITs) (2.2%)
2,450	Hatteras Financial Corp.	58,972
16,000	Medical Properties Trust, Inc.	85,440
11,600	Redwood Trust, Inc.	188,732

	Total Real Estate Investment Trusts (REITs)	333,144

	Real Estate Management & Development (0.4%)
1,700	Jones Lang Lasalle, Inc.	54,859

	Road & Rail (3.0%)
10,300	Con-way, Inc.	255,234
2,250	Saia, Inc. (1)	29,385
11,900	USA Truck, Inc. (1)	167,314

	Total Road & Rail	451,933

	Semiconductors & Semiconductor Equipment (6.7%)
37,474	Brooks Automation, Inc. (1)	233,088
22,250	Fairchild Semiconductor International, Inc. (1)	137,060
86,100	Lattice Semiconductor Corp. (1)	149,814
102,200	Mattson Technology, Inc. (1)	117,530
6,500	Micron Technology, Inc. (1)	31,720

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Semiconductors & Semiconductor Equipment (Continued)
9,450	Novellus Systems, Inc. (1)	$170,667
11,600	NVIDIA Corp. (1)	133,168
7,750	Teradyne, Inc. (1)	46,035

	Total Semiconductors & Semiconductor Equipment	1,019,082

	Software (3.5%)
21,200	Cadence Design Systems, Inc. (1)	118,296
77,000	Novell, Inc. (1)	289,520
9,650	Take-Two Interactive Software, Inc.	87,622
9,800	THQ, Inc. (1)	33,516

	Total Software	528,954

	Specialty Retail (0.9%)
17,700	AnnTaylor Stores Corp. (1)	130,803

	Thrifts & Mortgage Finance (3.1%)
46,050	Bank Mutual Corp.	472,933

	Total Common Stock (Cost: $19,098,116) (100.8%)	15,362,875

	Warrants
	Internet Software & Services (0.0%)
485	Lantronix, Inc., Strike Price $4.68, expire 02/09/11	—

	Total Warrants (Cost: $0) (0.0%)	—

	Total Investments (Cost: $19,098,116) (100.8%)	15,362,875
	Liabilities in Excess of Other Assets (– 0.8%)	(120,499)

	Net Assets (100.0%)	$15,242,376

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Airlines	0.5%
Biotechnology	1.1
Capital Markets	5.2
Chemicals	1.7
Commercial Banks	1.9
Commercial Services & Supplies	3.3
Computers & Peripherals	3.2
Construction & Engineering	2.3
Diversified Consumer Services	0.5
Diversified Telecommunication Services	2.0
Electrical Equipment	2.7
Electronic Equipment, Instruments & Components	1.9
Energy Equipment & Services	2.0
Food Products	3.4
Health Care Equipment & Supplies	6.0
Health Care Providers & Services	4.0
Health Care Technology	0.9
Hotels, Restaurants & Leisure	4.6
Household Durables	1.6
IT Services	0.4
Independent Power Producers & Energy Traders	0.8
Insurance	7.4
Leisure Equipment & Products	0.1
Life Sciences Tools & Services	2.5
Machinery	6.8
Marine	1.1
Media	1.7
Metals & Mining	1.6
Multi-Utilities	3.1
Oil, Gas & Consumable Fuels	2.4
Paper & Forest Products	2.6
Pharmaceuticals	1.7
Real Estate Investment Trusts (REITs)	2.2
Real Estate Management & Development	0.4
Road & Rail	3.0
Semiconductors & Semiconductor Equipment	6.7
Software	3.5
Specialty Retail	0.9
Thrifts & Mortgage Finance	3.1

Total	100.8%

See accompanying notes to financial statements.

TCW Select Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Air Freight & Logistics (6.3% of Net Assets)
392,524	C.H. Robinson Worldwide, Inc.	$20,866,576
303,411	Expeditors International of Washington, Inc.	10,531,396

	Total Air Freight & Logistics	31,397,972

	Biotechnology (11.5%)
206,302	Cephalon, Inc. (1)	13,535,474
384,102	Genzyme Corp. (1)	20,484,160
500,485	Gilead Sciences, Inc. (1)	22,922,213

	Total Biotechnology	56,941,847

	Chemicals (4.4%)
257,415	Monsanto Co.	21,851,959

	Communications Equipment (7.6%)
627,208	Qualcomm, Inc.	26,543,443
160,367	Research In Motion, Ltd. (1)	11,145,506

	Total Communications Equipment	37,688,949

	Computers & Peripherals (3.2%)
125,630	Apple, Inc. (1)	15,808,023

	Construction & Engineering (2.0%)
435,100	Quanta Services, Inc. (1)	9,889,823

	Diversified Financial Services (2.6%)
145,063	IntercontinentalExchange, Inc. (1)	12,707,519

	Energy Equipment & Services (7.7%)
150,669	FMC Technologies, Inc. (1)	5,157,400
386,065	Oceaneering International, Inc. (1)	17,592,982
310,016	Schlumberger, Ltd.	15,187,684

	Total Energy Equipment & Services	37,938,066

	Food & Staples Retailing (2.5%)
258,424	Costco Wholesale Corp.	12,559,406

	Health Care Equipment & Supplies (5.0%)
87,815	Intuitive Surgical, Inc. (1)	12,621,650
359,527	Varian Medical Systems, Inc. (1)	11,997,416

	Total Health Care Equipment & Supplies	24,619,066

	Health Care Technology (3.9%)
355,863	Cerner Corp. (1)	19,145,429

	Hotels, Restaurants & Leisure (3.3%)
488,357	Yum! Brands, Inc.	16,286,706

See accompanying notes to financial statements.

TCW Select Equities Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Household Products (3.7%)
373,955	Procter & Gamble Co. (The)	$18,488,335

	Insurance (1.6%)
170,600	ACE, Ltd.	7,902,192

	Internet & Catalog Retail (4.5%)
278,210	Amazon.com, Inc. (1)	22,401,469

	Internet Software & Services (9.6%)
633,222	Akamai Technologies, Inc. (1)	13,943,548
68,679	Google, Inc. (1)	27,194,824
324,607	VeriSign, Inc. (1)	6,680,412

	Total Internet Software & Services	47,818,784

	IT Services (5.6%)
466,846	Cognizant Technology Solutions Corp. (1)	11,573,112
246,206	Visa, Inc.	15,993,542

	Total IT Services	27,566,654

	Life Sciences Tools & Services (2.1%)
279,900	Life Technologies Corp. (1)	10,440,270

	Machinery (1.6%)
118,205	Flowserve Corp.	8,026,120

	Oil, Gas & Consumable Fuels (1.8%)
160,400	Occidental Petroleum Corp.	9,028,916

	Pharmaceuticals (2.1%)
220,600	Allergan, Inc.	10,293,196

	Semiconductors & Semiconductor Equipment (1.0%)
445,401	Marvell Technology Group, Ltd. (1)	4,890,503

	Software (3.0%)
352,437	Salesforce.com, Inc. (1)	15,087,828

	Total Common Stock (Cost: $480,159,291) (96.6%)	478,779,032

See accompanying notes to financial statements.

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
$27,396,576	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 5/01/09 (collateralized by $26,415,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $27,949,712) (Total Amount to be Received Upon Repurchase $27,396,614)	$27,396,576

	Total Short-Term Investments (Cost: $27,396,576) (5.5%)	27,396,576

	Total Investments (Cost: $507,555,867) (102.1%)	506,175,608
	Liabilities in Excess of Other Assets (– 2.1%)	(10,445,209)

	Net Assets (100.0%)	$495,730,399

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Air Freight & Logistics	6.3%
Biotechnology	11.5
Chemicals	4.4
Communications Equipment	7.6
Computers & Peripherals	3.2
Construction & Engineering	2.0
Diversified Financial Services	2.6
Energy Equipment & Services	7.7
Food & Staples Retailing	2.5
Health Care Equipment & Supplies	5.0
Health Care Technology	3.9
Hotels, Restaurants & Leisure	3.3
Household Products	3.7
IT Services	5.6
Insurance	1.6
Internet & Catalog Retail	4.5
Internet Software & Services	9.6
Life Sciences Tools & Services	2.1
Machinery	1.6
Oil, Gas & Consumable Fuels	1.8
Pharmaceuticals	2.1
Semiconductors & Semiconductor Equipment	1.0
Software	3.0
Short-Term Investments	5.5

Total	102.1%

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value

	Beverages (1.5% of Net Assets)
45,040	Hansen Natural Corp. (1)	$1,835,830

	Biotechnology (5.6%)
170,100	Arena Pharmaceuticals, Inc. (1)	477,981
34,695	Cougar Biotechnology, Inc. (1)	1,211,549
71,700	InterMune, Inc. (1)	970,818
68,200	Isis Pharmaceuticals, Inc. (1)	1,069,376
132,500	Orexigen Therapeutics, Inc. (1)	376,300
101,521	Progenics Pharmaceuticals, Inc. (1)	556,335
35,800	Savient Pharmaceuticals, Inc. (1)	189,024
59,400	Vertex Pharmaceuticals, Inc. (1)	1,830,708

	Total Biotechnology	6,682,091

	Commercial Banks (1.4%)
397,276	Wilshire Bancorp, Inc.	1,604,995

	Commercial Services & Supplies (3.7%)
46,211	Clean Harbors, Inc. (1)	2,315,171
104,560	Resources Connection, Inc. (1)	2,044,148

	Total Commercial Services & Supplies	4,359,319

	Communications Equipment (2.1%)
291,234	Infinera Corp. (1)	2,458,015

	Computers & Peripherals (1.8%)
128,800	Data Domain, Inc. (1)	2,135,504

	Construction & Engineering (4.2%)
78,200	Insituform Technologies, Inc. (1)	1,198,806
32,764	Northwest Pipe Co. (1)	1,242,738
112,700	Quanta Services, Inc. (1)	2,561,671

	Total Construction & Engineering	5,003,215

	Distributors (2.1%)
143,000	LKQ Corp. (1)	2,428,140

	Diversified Consumer Services (2.1%)
139,993	K12, Inc. (1)	2,461,077

	Diversified Financial Services (2.3%)
129,709	MSCI, Inc. (1)	2,722,592

	Electrical Equipment (0.3%)
18,136	Energy Conversion Devices, Inc. (1)	333,340

	Electronic Equipment, Instruments & Components (1.5%)
37,400	Itron, Inc. (1)	1,720,400

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Energy Equipment & Services (3.5%)
19,100	Core Laboratories N.V.	$1,589,693
56,200	Oceaneering International, Inc. (1)	2,561,034

	Total Energy Equipment & Services	4,150,727

	Food Products (0.1%)
19,955	Smart Balance, Inc. (1)	140,284

	Health Care Equipment & Supplies (6.1%)
401,186	Dexcom, Inc. (1)	1,797,313
1,246	Hansen Medical, Inc. (1)	6,691
250,624	MAKO Surgical Corp. (1)	1,679,181
2,317,500	Sirius XM Radio, Inc. (1)	902,435
98,800	Thoratec Corp. (1)	2,871,128

	Total Health Care Equipment & Supplies	7,256,748

	Health Care Providers & Services (3.8%)
88,900	Catalyst Health Solutions, Inc. (1)	2,004,695
40,557	HMS Holdings Corp. (1)	1,215,899
66,300	Psychiatric Solutions, Inc. (1)	1,285,557

	Total Health Care Providers & Services	4,506,151

	Hotels, Restaurants & Leisure (4.3%)
108,500	Ctrip.com International, Ltd. (ADR)	3,354,820
122,753	Home Inns & Hotels Management, Inc. (ADR) (1)	1,691,536

	Total Hotels, Restaurants & Leisure	5,046,356

	Insurance (4.2%)
260,986	First Mercury Financial Corp. (1)	3,450,235
55,697	Tower Group, Inc.	1,514,401

	Total Insurance	4,964,636

	Internet Software & Services (8.5%)
33,100	Equinix, Inc. (1)	2,324,613
138,035	Mercadolibre, Inc. (1)	3,772,496
74,985	SINA Corp. (1)	2,100,330
112,922	Vocus, Inc. (1)	1,919,674

	Total Internet Software & Services	10,117,113

	IT Services (1.0%)
72,583	Euronet Worldwide, Inc. (1)	1,174,393

	Leisure Equipment & Products (0.4%)
291,504	Leapfrog Enterprises, Inc. (1)	521,792

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Life Sciences Tools & Services (3.9%)
144,500	Luminex Corp. (1)	$2,371,245
48,900	Medivation, Inc. (1)	945,237
230,024	WuXi PharmaTech (Cayman), Inc. (ADR) (1)	1,327,238

	Total Life Sciences Tools & Services	4,643,720

	Machinery (2.0%)
171,391	Chart Industries, Inc. (1)	2,370,338

	Media (1.0%)
51,700	DreamWorks Animation SKG, Inc. (1)	1,241,317

	Oil, Gas & Consumable Fuels (5.5%)
119,535	Plains Exploration & Production Co. (1)	2,255,625
140,189	Swift Energy Co. (1)	1,516,845
81,780	Whiting Petroleum Corp. (1)	2,679,113

	Total Oil, Gas & Consumable Fuels	6,451,583

	Pharmaceuticals (4.2%)
97,800	Cypress Bioscience, Inc. (1)	704,160
40,465	Inspire Pharmaceuticals, Inc. (1)	181,688
88,629	MAP Pharmaceuticals, Inc. (1)	249,934
229,300	Mylan, Inc. (1)	3,038,225
58,900	XenoPort, Inc. (1)	805,163

	Total Pharmaceuticals	4,979,170

	Road & Rail (0.9%)
67,080	Kansas City Southern (1)	1,022,970

	Software (11.3%)
81,200	ANSYS, Inc. (1)	2,242,744
144,999	ArcSight, Inc. (1)	2,189,485
77,200	Concur Technologies, Inc. (1)	2,089,804
133,100	Nuance Communications, Inc. (1)	1,776,885
296,500	Take-Two Interactive Software, Inc.	2,692,220
293,700	VanceInfo Technologies, Inc. (ADR) (1)	2,337,852

	Total Software	13,328,990

	Specialty Retail (2.2%)
116,100	PetSmart, Inc.	2,656,368

	Textiles, Apparel & Luxury Goods (0.9%)
67,364	True Religion Apparel, Inc. (1)	1,061,657

	Wireless Telecommunication Services (2.1%)
440,872	Clearwire Corp. (1)	2,442,431

	Total Common Stock (Cost: $143,046,762) (94.5%)	111,821,262

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

April 30, 2009

Principal Amount	Short-Term Investments	Value

$6,257,193	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $6,035,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $6,385,634) (Total Amount to be Received Upon Repurchase $6,257,202)	$6,257,193

	Total Short-Term Investments (Cost: $6,257,193) (5.3%)	6,257,193

	Total Investments (Cost: $149,303,955) (99.8%)	118,078,455
	Excess of Other Assets over Liabilities (0.2%)	268,169

	Net Assets (100.0%)	$118,346,624

Notes to the Schedule of Investments:

ADR - American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Beverages	1.5%
Biotechnology	5.6
Commercial Banks	1.4
Commercial Services & Supplies	3.7
Communications Equipment	2.1
Computers & Peripherals	1.8
Construction & Engineering	4.2
Distributors	2.1
Diversified Consumer Services	2.1
Diversified Financial Services	2.3
Electrical Equipment	0.3
Electronic Equipment, Instruments & Components	1.5
Energy Equipment & Services	3.5
Food Products	0.1
Health Care Equipment & Supplies	6.1
Health Care Providers & Services	3.8
Hotels, Restaurants & Leisure	4.3
IT Services	1.0
Insurance	4.2
Internet Software & Services	8.5
Leisure Equipment & Products	0.4
Life Sciences Tools & Services	3.9
Machinery	2.0
Media	1.0
Oil, Gas & Consumable Fuels	5.5
Pharmaceuticals	4.2
Road & Rail	0.9
Software	11.3
Specialty Retail	2.2
Textiles, Apparel & Luxury Goods	0.9
Wireless Telecommunication Services	2.1
Short-Term Investments	5.3

Total	99.8%

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2009

Number of Shares	Common Stock	Value

	Aerospace & Defense (5.9% of Net Assets)
42,135	Alliant Techsystems, Inc. (1)	$3,356,053
493,960	Hexcel Corp. (1)	4,737,076
102,400	Rockwell Collins, Inc.	3,927,040

	Total Aerospace & Defense	12,020,169

	Auto Components (1.6%)
198,928	WABCO Holdings, Inc.	3,180,859

	Beverages (1.7%)
91,900	Molson Coors Brewing Co. — Class B	3,515,175

	Capital Markets (5.7%)
166,680	Federated Investors, Inc. — Class B	3,813,639
175,435	Invesco, Ltd.	2,582,403
243,933	Knight Capital Group, Inc. (1)	3,778,522
25,100	Northern Trust Corp.	1,364,436

	Total Capital Markets	11,539,000

	Chemicals (4.1%)
205,130	Cytec Industries, Inc.	4,073,882
138,140	International Flavors & Fragrances, Inc.	4,309,968

	Total Chemicals	8,383,850

	Commercial Banks (2.1%)
205,139	First Horizon National Corp.	2,361,150
206,770	KeyCorp	1,271,636
211,470	Synovus Financial Corp.	683,048

	Total Commercial Banks	4,315,834

	Construction & Engineering (1.2%)
62,995	Jacobs Engineering Group, Inc. (1)	2,396,330

	Containers & Packaging (2.3%)
213,300	Pactiv Corp. (1)	4,662,738

	Electric Utilities (1.3%)
167,840	Hawaiian Electric Industries, Inc.	2,608,234

	Electronic Equipment, Instruments & Components (3.0%)
180,500	Agilent Technologies, Inc. (1)	3,295,930
129,600	Avnet, Inc. (1)	2,836,944

	Total Electronic Equipment, Instruments & Components	6,132,874

	Energy Equipment & Services (3.6%)
122,400	Cameron International Corp. (1)	3,130,992
258,500	Weatherford International, Ltd. (1)	4,298,855

	Total Energy Equipment & Services	7,429,847

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Food Products (3.4%)
98,700	H.J. Heinz Co.	$3,397,254
87,900	J.M. Smucker Co. (The)	3,463,260

	Total Food Products	6,860,514

	Health Care Equipment & Supplies (2.8%)
54,800	Beckman Coulter, Inc.	2,880,288
44,605	Edwards Lifesciences Corp. (1)	2,827,065

	Total Health Care Equipment & Supplies	5,707,353

	Health Care Technology (2.5%)
93,900	Cerner Corp. (1)	5,051,820

	Hotels, Restaurants & Leisure (1.7%)
216,100	Burger King Holdings, Inc.	3,531,074

	Household Durables (3.5%)
194,880	Lennar Corp.	1,898,131
86,685	Snap-on, Inc.	2,940,355
113,600	Toll Brothers, Inc. (1)	2,301,536

	Total Household Durables	7,140,022

	Industrial Conglomerates (1.1%)
50,096	Teleflex, Inc.	2,153,126

	Insurance (8.8%)
98,860	Arch Capital Group, Ltd. (1)	5,712,131
118,370	Assurant, Inc.	2,892,963
46,900	PartnerRe, Ltd.	3,198,111
225,687	Willis Group Holdings, Ltd.	6,208,649

	Total Insurance	18,011,854

	Life Sciences Tools & Services (3.6%)
103,360	Thermo Fisher Scientific, Inc. (1)	3,625,869
113,678	Varian, Inc. (1)	3,753,647

	Total Life Sciences Tools & Services	7,379,516

	Machinery (5.3%)
127,450	Dover Corp.	3,922,911
123,097	Joy Global, Inc.	3,138,973
82,910	SPX Corp.	3,827,955

	Total Machinery	10,889,839

	Metals & Mining (2.8%)
387,100	Commercial Metals Co.	5,760,048

See accompanying notes to financial statements.

TCW Value Opportunities Fund

April 30, 2009

Number of Shares	Common Stock	Value

	Multi-Utilities (5.5%)
107,440	Consolidated Edison, Inc.	$3,989,247
84,600	PG&E Corp.	3,140,352
102,845	Wisconsin Energy Corp.	4,109,686

	Total Multi-Utilities	11,239,285

	Multiline Retail (1.9%)
279,380	Macy’s, Inc.	3,821,918

	Oil, Gas & Consumable Fuels (3.8%)
66,000	Consol Energy, Inc.	2,064,480
81,480	Murphy Oil Corp.	3,887,411
75,700	Petrohawk Energy Corp. (1)	1,786,520

	Total Oil, Gas & Consumable Fuels	7,738,411

	Semiconductors & Semiconductor Equipment (8.3%)
167,250	Analog Devices, Inc.	3,559,080
226,500	Broadcom Corp. (1)	5,252,535
340,445	Maxim Integrated Products, Inc.	4,613,030
313,513	Verigy, Ltd. (1)	3,448,643

	Total Semiconductors & Semiconductor Equipment	16,873,288

	Specialty Retail (4.2%)
247,100	American Eagle Outfitters, Inc.	3,662,022
79,700	Bed Bath & Beyond, Inc. (1)	2,424,474
88,490	TJX Cos., Inc. (The)	2,475,065

	Total Specialty Retail	8,561,561

	Thrifts & Mortgage Finance (4.7%)
224,391	Hudson City Bancorp, Inc.	2,818,351
296,221	New York Community Bancorp, Inc.	3,350,259
216,648	People’s United Financial, Inc.	3,384,042

	Total Thrifts & Mortgage Finance	9,552,652

	Total Common Stock (Cost: $216,142,765) (96.4%)	196,457,191

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
$8,315,909	Repurchase Agreement, State Street Bank & Trust Company, 0.05%, due 05/01/09 (collateralized by $8,020,000, U.S. Treasury Note, 3.125%, due 08/31/13, valued at $8,485,962) (Total Amount to be Received Upon Repurchase $8,315,920)	$8,315,909

	Total Short-Term Investments (Cost: $8,315,909) (4.1%)	8,315,909

	Total Investments (Cost: $224,458,674) (100.5%)	204,773,100
	Liabilities in Excess of Other Assets (– 0.5%)	(972,334)

	Net Assets (100.0%)	$203,800,766

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Aerospace & Defense	5.9%
Auto Components	1.6
Beverages	1.7
Capital Markets	5.7
Chemicals	4.1
Commercial Banks	2.1
Construction & Engineering	1.2
Containers & Packaging	2.3
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	3.0
Energy Equipment & Services	3.6
Food Products	3.4
Health Care Equipment & Supplies	2.8
Health Care Technology	2.5
Hotels, Restaurants & Leisure	1.7
Household Durables	3.5
Industrial Conglomerates	1.1
Insurance	8.8
Life Sciences Tools & Services	3.6
Machinery	5.3
Metals & Mining	2.8
Multi-Utilities	5.5
Multiline Retail	1.9
Oil, Gas & Consumable Fuels	3.8
Semiconductors & Semiconductor Equipment	8.3
Specialty Retail	4.2
Thrifts & Mortgage Finance	4.7
Short-Term Investments	4.1

Total	100.5%

See accompanying notes to financial statements.

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (46.1% of Net Assets)
112,570	TCW Core Fixed Income Fund — I Class (1)	$1,091,927

	Diversified Money Market Funds (18.1%)
429,757	TCW Money Market Fund — I Class, 2.28% (1)	429,757

	Diversified U.S. Equity Funds (23.8%)
61,841	TCW Relative Value Large Cap Fund — I Class (1)	563,373

	Non-Diversified U.S. Equity Funds (11.2%)
18,248	TCW Large Cap Growth Fund — I Class (1)	266,601

	Total Investment Companies (Cost: $2,276,401) (99.2%)	2,351,658

	Total Investments (Cost: $2,276,401) (99.2%)	2,351,658
	Excess of Other Assets over Liabilities (0.8%)	19,393

	Net Assets (100.0%)	$2,371,051

Notes to the Schedule of Investments:

(1)	Affiliated issuer.

See accompanying notes to financial statements.

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	46.1%
Diversified Money Market Funds	18.1
Diversified U.S. Equity Funds	23.8
Non-Diversified U.S. Equity Funds	11.2

Total	99.2%

See accompanying notes to financial statements.

TCW Moderate Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value

	Diversified Fixed Income Funds (39.5% of Net Assets)
30,951	TCW Core Fixed Income Fund — I Class (1)	$300,226
11,068	TCW High Yield Bond Fund — I Class (1)	54,674

	Total Diversified Fixed Income Funds	354,900

	Diversified U.S. Equity Funds (23.9%)
23,572	TCW Relative Value Large Cap Fund — I Class (1)	214,737

	Exchange-Traded Funds (8.8% )
915	Claymore S&P Global Water Index Fund	12,581
700	iShares S&P Global Healthcare Sector Index Fund	27,860
835	PowerShares WilderHill Clean Energy Portfolio (2)	7,498
900	SPDR FTSE/Macquarie Global Infrastructure 100	31,221

	Total Exchange-Traded Funds	79,160

	Non-Diversified U.S. Equity Funds (26.2%)
6,211	TCW Growth Equities Fund — I Class (1)(2)	57,261
8,310	TCW Large Cap Growth Fund — I Class (1)(2)	121,414
4,705	TCW Value Opportunities Fund — I Class (1)	56,693

	Total Non-Diversified U.S. Equity Funds	235,368

	Total Investment Companies (Cost: $974,625) (98.4%)	884,165

	Total Investments (Cost: $974,625) (98.4%)	884,165
	Excess of Other Assets over Liabilities (1.6%)	14,027

	Net Assets (100.0%)	$898,192

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Moderate Allocation Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	39.5%
Diversified U.S. Equity Funds	23.9
Exchange-Traded Funds	8.8
Non-Diversified U.S. Equity Funds	26.2

Total	98.4%

See accompanying notes to financial statements.

TCW Aggressive Allocation Fund

Schedule of Investments (Unaudited)

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (15.0% of Net Assets)
11,317	TCW Relative Value Large Cap Fund — I Class (1)	$103,099

	Diversified U.S. Fixed Income Funds (23.2%)
16,469	TCW Core Fixed Income Fund — I Class (1)	159,749

	Exchange-Traded Funds (25.0%)
1,400	Claymore S&P Global Water Index Fund	19,250
2,620	iShares MSCI EAFE Index Fund	109,830
360	iShares S&P Global Healthcare Sector Index Fund	14,328
840	SPDR FTSE/Macquarie Global Infrastructure 100	29,140

	Total Exchange-Traded Funds	172,548

	Non-Diversified International Fixed Income Funds (7.6%)
8,324	TCW Emerging Markets Income Fund — I Class (1)	52,523

	Non-Diversified U.S. Equity Funds (28.2%)
3,849	TCW Growth Equities Fund — I Class (1)	35,485
8,596	TCW Large Cap Growth Fund — I Class (1)(2)	125,588
2,779	TCW Value Opportunities Fund — I Class (1)	33,484

	Total Non-Diversified U.S. Equity Funds	194,557

	Total Investment Companies (Cost: $679,559) (99.0%)	682,476

	Total Investments (Cost: $679,559) (99.0%)	682,476
	Excess of Other Assets over Liabilities (1.0%)	7,132

	Net Assets (100.0%)	$689,608

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

TCW Aggressive Allocation Fund

Investments by Industry (Unaudited)	April 30, 2009

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	15.0%
Diversified U.S. Fixed Income Funds	23.2
Exchange-Traded Funds	25.0
Non-Diversified International Fixed Income Funds	7.6
Non-Diversified U.S. Equity Funds	28.2

Total	99.0%

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2009

	TCW Balanced Fund		TCW Dividend Focused Fund	TCW Focused Equities Fund	TCW Growth Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$7,348		$581,914	$59,739	$689
Receivable for Securities Sold	5		1,912	—	11
Receivable for Fund Shares Sold	—		479	—	—
Interest and Dividends Receivable	33		653	55	— (2)
Foreign Tax Reclaims Receivable	—	(2)	16	—	—
Receivable from Investment Advisor	4		—	—	7

Total Assets	7,390		584,974	59,794	707

LIABILITIES
Payable for Securities Purchased	4		1,168	1,659	1
Payable for Fund Shares Redeemed	—		698	44	—
Accrued Directors’ Fees and Expenses	3		3	—	3
Accrued Compliance Expense	—	(2)	6	—	—
Accrued Management Fees	—		347	17	—
Accrued Distribution Fees	1		106	5	— (2)
Other Accrued Expenses	11		587	26	18

Total Liabilities	19		2,915	1,751	22

NET ASSETS	$7,371		$582,059	$58,043	$685

NET ASSETS CONSIST OF:
Paid-in capital	$9,755		$1,115,492	$91,431	$993
Accumulated Net Realized Loss on Investments	(1,039)		(351,267)	(25,751)	(181)
Unrealized Depreciation of Investments	(1,354)		(184,357)	(7,849)	(125)
Undistributed Net Investment Income (Loss)	9		2,191	212	(2)

NET ASSETS	$7,371		$582,059	$58,043	$685

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$25		$51,674	$31,663	$343

N Class Share	$7,346		$530,385	$26,380	$342

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	3,235		7,493,309	3,816,409	25,000

N Class Share	975,475		76,299,623	3,185,790	25,000

NET ASSET VALUE PER SHARE: (4)
I Class Share	$7.58		$6.90	$8.30	$13.70

N Class Share	$7.53		$6.95	$8.28	$13.70

(1)	The identified cost for the TCW Balanced Fund, the TCW Dividend Focused Fund, the TCW Focused Equities Fund and the TCW Growth Fund at April 30, 2009 was $8,702, $766,271, $67,588 and $814, respectively.
(2)	Amount rounds to less than $1 (in thousands).
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Balanced Fund, the TCW Dividend Focused Fund, the TCW Focused Equities Fund and the TCW Growth Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2009

	TCW Growth Equities Fund	TCW Large Cap Growth Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Small Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$26,775	$17,841	$494,510	$15,363
Receivable for Securities Sold	117	—	709	90
Receivable for Fund Shares Sold	43	—	943	2
Interest and Dividends Receivable	4	13	690	7
Foreign Tax Reclaims Receivable	—	—	16	—

Total Assets	26,939	17,854	496,868	15,462

LIABILITIES
Payable for Securities Purchased	117	—	881	52
Payable for Fund Shares Redeemed	5	—	722	8
Disbursements in Excess of Available Cash	—	—	—	40
Accrued Directors’ Fees and Expenses	3	3	3	3
Accrued Compliance Expense	— (2)	— (2)	1	1
Accrued Management Fees	14	8	293	— (2)
Accrued Distribution Fees	1	— (2)	19	2
Other Accrued Expenses	55	30	307	114

Total Liabilities	195	41	2,226	220

NET ASSETS	$26,744	$17,813	$494,642	$15,242

NET ASSETS CONSIST OF:
Paid-in capital	$59,249	$24,197	$811,045	$35,943
Accumulated Net Realized Loss on Investments	(31,758)	(5,558)	(193,225)	(16,955)
Unrealized Depreciation of Investments	(615)	(786)	(126,183)	(3,735)
Undistributed Net Investment Income (Loss)	(132)	(40)	3,005	(11)

NET ASSETS	$26,744	$17,813	$494,642	$15,242

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$23,258	$16,641	$398,058	$2,552

N Class Share	$3,486	$1,172	$96,584	$12,690

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	2,523,837	1,138,991	43,714,480	366,392

N Class Share	379,403	80,430	10,632,320	1,855,514

NET ASSET VALUE PER SHARE: (4)
I Class Share	$9.22	$14.61	$9.11	$6.97

N Class Share	$9.19	$14.57	$9.08	$6.84

(1)	The identified cost for the TCW Growth Equities Fund, the TCW Large Cap Growth Fund, the TCW Relative Value Large Cap Fund and the TCW Relative Value Small Cap Fund at April 30, 2009 was $27,390, $18,627, $620,693 and $19,098, respectively.
(2)	Amount rounds to less than $1 (in thousands).
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares, the TCW Large Cap Growth Fund, the TCW Relative Value Large Cap Fund and the TCW Relative Value Small Cap Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2009

	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Value Opportunities Fund	TCW Conservative Allocation Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$506,176	$118,079	$204,773	$—
Investment in Affiliated Issuers, at Value (1)	—	—	—	2,352
Cash	—	—	—	23
Receivable for Securities Sold	—	106	1,083	—
Receivable for Fund Shares Sold	3,471	708	81	—	(2)
Interest and Dividends Receivable	247	5	33	7
Receivable from Investment Advisor	—	—	—	6

Total Assets	509,894	118,898	205,970	2,388

LIABILITIES
Payable for Securities Purchased	12,239	312	1,663	7
Payable for Fund Shares Redeemed	612	94	181	—
Accrued Directors’ Fees and Expenses	3	3	3	3
Accrued Compliance Expense	12	— (2)	2	—
Accrued Management Fees	287	90	123	—
Accrued Distribution Fees	32	5	7	—
Other Accrued Expenses	979	47	190	7

Total Liabilities	14,164	551	2,169	17

NET ASSETS	$495,730	$118,347	$203,801	$2,371

NET ASSETS CONSIST OF:
Paid-in capital	$482,619	$254,632	$296,642	$2,439
Accumulated Net Realized Gain (Loss) on Investments	15,945	(104,477)	(72,989)	(159)
Unrealized Appreciation (Depreciation) of Investments	(1,380)	(31,225)	(19,686)	75
Undistributed Net Investment Income (Loss)	(1,454)	(583)	(166)	16

NET ASSETS	$495,730	$118,347	$203,801	$2,371

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$321,932	$91,022	$166,741	$2,277

N Class Share	$173,798	$27,325	$37,060	$94

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	27,588,183	5,536,453	13,842,091	259,622

N Class Share	15,473,731	1,718,876	3,131,303	10,741

NET ASSET VALUE PER SHARE: (4)
I Class Share	$11.67	$16.44	$12.05	$8.77

N Class Share	$11.23	$15.90	$11.84	$8.77

(1)	The identified cost for the TCW Select Equities Fund, the TCW Small Cap Growth Fund, the TCW Value Opportunities Fund and the TCW Conservative Allocation Fund at April 30, 2009 was $507,556, $149,304, $224,459 and $2,277, respectively.
(2)	Amount rounds to less than $1 (in thousands).
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Select Equities Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class and N Class shares, the TCW Value Opportunities Fund and the TCW Conservative Allocation Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2009

	TCW Moderate Allocation Fund	TCW Aggressive Allocation Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$79	$173
Investment in Affiliated Issuers, at Value (1)	805	510
Cash	12	9
Receivable for Fund Shares Sold	2	1
Interest and Dividends Receivable	2	1
Receivable from Investment Advisor	7	8

Total Assets	907	702

LIABILITIES
Payable for Securities Purchased	2	1
Accrued Directors’ Fees and Expenses	2	3
Other Accrued Expenses	5	8

Total Liabilities	9	12

NET ASSETS	$898	$690

NET ASSETS CONSIST OF:
Paid-in capital	$1,186	$872
Accumulated Net Realized Loss on Investments	(202)	(186)
Unrealized Appreciation (Depreciation) of Investments	(91)	3
Undistributed Net Investment Income	5	1

NET ASSETS	$898	$690

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$821	$622

N Class Share	$77	$68

CAPITAL SHARES OUTSTANDING: (2)
I Class Share	116,706	94,508

N Class Share	11,068	10,377

NET ASSET VALUE PER SHARE: (3)
I Class Share	$7.03	$6.57

N Class Share	$7.01	$6.58

(1)	The identified cost for the TCW Moderate Allocation Fund and the TCW Aggressive Allocation Fund at April 30, 2009 was $975 and $680, respectively.
(2)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Moderate Allocation Fund and the TCW Aggressive Allocation Fund is 2,000,000,000 for each of the I Class and N Class shares.
(3)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2009

	TCW Balanced Fund		TCW Dividend Focused Fund		TCW Focused Equities Fund		TCW Growth Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$62	(1)	$14,232	(1)	$699	(1)	$2
Interest	72		1		11		— (2)
Net Security Lending Income	—		—	(2)(3)	—	(2)(3)	—

Total	134		14,233		710		2

Expenses:
Management Fees	21		2,158		185		2
Accounting Services Fees	2		79		5		1
Administration Fees	7		140		9		5
Administrative Service Fees:
K Class (4)	—		—	(2)	—		—
Transfer Agent Fees:
I Class	4		17		6		4
N Class	4		355		7		4
K Class (4)	—		—	(2)	—		—
Custodian Fees	5		12		10		10
Professional Fees	9		24		25		7
Directors’ Fees and Expenses	9		9		11		9
Registration Fees:
I Class	—	(2)	7		7		—
N Class	—	(2)	18		9		—
Distribution Fees:
N Class	9		655		32		—
K Class (4)	—		—	(2)	—		—
Compliance Expense	—	(2)	23		2		—
Other	4		219		13		2

Total	74		3,716		321		44
Less Expenses Borne by Investment Advisor:
I Class	4		—		27		20
N Class	32		—		11		20
K Class (4)	—		—	(2)	—		—

Net Expenses	38		3,716		283		4

Net Investment Income (Loss)	96		10,517		427		(2)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on Investments	(553)		(185,214)		(18,824)		(84)
Change in Unrealized Appreciation (Depreciation) on Investments	463		105,523		9,078		124

Net Realized and Unrealized Gain (Loss) on Investments	(90)		(79,691)		(9,746)		40

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6		$(69,174)		$(9,319)		$38

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW Dividend Focused Fund was $13 (in thousands). Total amounts withheld for the TCW Balanced Fund and the TCW Focused Equities Fund were less than $1 (in thousands).
(2)	Amount rounds to less than $1 (in thousands).
(3)	Net of broker fees.
(4)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2009

	TCW Growth Equities Fund		TCW Large Cap Growth Fund		TCW Relative Value Large Cap Fund	TCW Relative Value Small Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$44	(1)	$62	(1)	$8,047	$107
Net Security Lending Income	—	(2)(3)	—		1 (3)	2	(3)

Total	44		62		8,048	109

Expenses:
Management Fees	119		50		1,771	76
Accounting Services Fees	4		3		48	7
Administration Fees	10		8		86	16
Administrative Service Fees:
K Class (4)	—		—		—	—	(2)
Transfer Agent Fees:
I Class	9		4		383	8
N Class	8		4		59	27
K Class (4)	—		—		—	—	(2)
Custodian Fees	7		8		11	7
Professional Fees	17		17		21	17
Directors’ Fees and Expenses	9		9		9	9
Registration Fees:
I Class	10		2		24	5
N Class	7		—	(2)	10	8
Distribution Fees:
N Class	4		2		121	18
K Class (4)	—		—		—	—	(2)
Compliance Expense	1		—	(2)	14	—
Other	12		6		195	24

Total	217		113		2,752	222
Less Expenses Borne by Investment Advisor:
I Class	20		5		—	16
N Class	20		6		23	86
K Class (4)	—		—		—	—	(2)

Net Expenses	177		102		2,729	120

Net Investment Income (Loss)	(133)		(40)		5,319	(11)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on Investments	(4,507)		(2,049)		(72,394)	(6,070)
Change in Unrealized Appreciation (Depreciation) on Investments	5,731		2,233		41,844	1,642

Net Realized and Unrealized Gain (Loss) on Investments	1,224		184		(30,550)	(4,428)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,091		$144		$(25,231)	$(4,439)

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW Relative Value Large Cap Fund was $13 (in thousands). Total amounts withheld for the TCW Growth Equities Fund and the TCW Large Cap Growth Fund were less than $1 (in thousands).
(2)	Amount rounds to less than $1 (in thousands).
(3)	Net of broker fees.
(4)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2009

	TCW Select Equities Fund		TCW Small Cap Growth Fund		TCW Value Opportunities Fund		TCW Conservative Allocation Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$1,529		$40	(1)	$2,124		$—
Dividends from Investment in Affiliated Issuers	—		—		—		44
Interest	—		1		1		—	(2)
Net Security Lending Income	—		2	(3)	—		—

Total	1,529		43		2,125		44

Expenses:
Management Fees	1,814		469		796		—
Accounting Services Fees	88		9		28		1
Administration Fees	150		20		53		3
Administrative Service Fees:
K Class (4)	—	(2)	—		1		—
Transfer Agent Fees:
I Class	447		9		95		4
N Class	146		14		60		4
K Class (4)	—	(2)	—		—	(2)	—
Custodian Fees	19		15		19		2
Professional Fees	25		17		19		8
Directors’ Fees and Expenses	9		9		9		9
Registration Fees:
I Class	14		10		9		—
N Class	10		6		7		—
Distribution Fees:
N Class	178		25		49		—
K Class (4)	—	(2)	—		—	(2)	—
Compliance Expense	23		4		8		—
Other	307		26		84		6

Total	3,230		633		1,237		37
Less Expenses Borne by Investment Advisor:
I Class	—		—		—		21
N Class	99		7		43		6
K Class (4)	—	(2)	—		—	(2)	—

Net Expenses	3,131		626		1,194		10

Net Investment Income (Loss)	(1,602)		(583)		931		34

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(18,673)		(1,403)		(28,659)		—
Investments in Affiliated Issuers	—		—		—		(109)
Realized Gain Distributed from Affiliated Issuers	—		—		—		4
Change in Unrealized Appreciation (Depreciation) on:
Investments	24,989		10,885		10,858		—
Investments in Affiliated Issuers	—		—		—		156

Net Realized and Unrealized Gain (Loss) on Investments	6,316		9,482		(17,801)		51

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,714		$8,899		$(16,870)		$85

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW Small Cap Growth Fund was $1 (in thousands).
(2)	Amount rounds to less than $1 (in thousands).
(3)	Net of broker fees.
(4)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2009

	TCW Moderate Allocation Fund		TCW Aggressive Allocation Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$3		$3
Dividends from Investment in Affiliated Issuers	10		6

Total	13		9

Expenses:
Accounting Services Fees	1		1
Administration Fees	3		3
Transfer Agent Fees:
I Class	4		4
N Class	4		4
Custodian Fees	2		2
Professional Fees	8		8
Directors’ Fees and Expenses	9		9
Registration Fees:
I Class	—	(1)	—	(1)
N Class	—	(1)	—	(1)
Other	4		5

Total	35		36
Less Expenses Borne by Investment Advisor:
I Class	24		21
N Class	9		13

Net Expenses	2		2

Net Investment Income	11		7

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Affiliated Issuers	(185)		(110)
Realized Gain Distributed from Affiliated Issuers	—	(1)	—	(1)
Change in Unrealized Appreciation (Depreciation) on:
Investments in Affiliated Issuers	149		120

Net Realized and Unrealized Gain (Loss) on Investments	(36)		10

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(25)		$17

(1)	Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Balanced Fund		TCW Dividend Focused Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$96	$193	$10,517	$32,922
Net Realized Loss on Investments	(553)	(481)	(185,214)	(162,482)
Change in Unrealized Appreciation (Depreciation) on Investments	463	(2,279)	105,523	(542,266)

Increase (Decrease) in Net Assets Resulting from Operations	6	(2,567)	(69,174)	(671,826)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	— (2)	(1)	(1,215)	(5,204)
N Class	(111)	(181)	(8,800)	(26,374)
K Class (1)	—	—	—	— (2)
Distributions from Net Realized Gain:
I Class	—	(1)	—	(8,420)
N Class	—	(226)	—	(54,652)
K Class (1)	—	—	—	— (2)

Total Distributions to Shareholders	(111)	(409)	(10,015)	(94,650)

NET CAPITAL SHARE TRANSACTIONS
I Class	— (2)	2	(7,133)	(71,556)
N Class	111	407	(84,175)	(208,376)
K Class (1)	—	—	— (2)	1

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	111	409	(91,308)	(279,931)

Increase (Decrease) in Net Assets	6	(2,567)	(170,497)	(1,046,407)
NET ASSETS
Beginning of Period	7,365	9,932	752,556	1,798,963

End of Period	$7,371	$7,365	$582,059	$752,556

Undistributed Net Investment Income	$9	$24	$2,191	$1,689

(1)	K Class was terminated on November 25, 2008.
(2)	Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Focused Equities Fund		TCW Growth Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	January 2, 2008 (Commencement of Operations) through October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$427	$243	$(2)	$(7)
Net Realized Loss on Investments	(18,824)	(5,801)	(84)	(97)
Change in Unrealized Appreciation (Depreciation) on Investments	9,078	(32,660)	124	(249)

Increase (Decrease) in Net Assets Resulting from Operations	(9,319)	(38,218)	38	(353)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(290)	(25)	—	—
N Class	(123)	(128)	—	—

Total Distributions to Shareholders	(413)	(153)	—	—

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,423)	51,276	—	500
N Class	(992)	14,600	—	500

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(2,415)	65,876	—	1,000

Increase (Decrease) in Net Assets	(12,147)	27,505	38	647
NET ASSETS
Beginning of Period	70,190	42,685	647	—

End of Period	$58,043	$70,190	$685	$647

Undistributed Net Investment Income (Loss)	$212	$198	$(2)	$—

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Growth Equities Fund		TCW Large Cap Growth Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(133)	$(257)	$(40)	$(138)
Net Realized Loss on Investments	(4,507)	(3,580)	(2,049)	(3,205)
Change in Unrealized Appreciation (Depreciation) on Investments	5,731	(22,668)	2,233	(6,093)

Increase (Decrease) in Net Assets Resulting from Operations	1,091	(26,505)	144	(9,436)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
Distributions from Net Realized Gain:
I Class	—	(3,408)	—	—
N Class	—	(782)	—	—

Total Distributions to Shareholders	—	(4,190)	—	—

NET CAPITAL SHARE TRANSACTIONS
I Class	(1,442)	4,639	3,582	8,248
N Class	(1,827)	1,394	(1,052)	267

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(3,269)	6,033	2,530	8,515

Increase (Decrease) in Net Assets	(2,178)	(24,662)	2,674	(921)
NET ASSETS
Beginning of Period	28,922	53,584	15,139	16,060

End of Period	$26,744	$28,922	$17,813	$15,139

Undistributed Net Investment Income (Loss)	$(132)	$1	$(40)	$—

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Large Cap Fund		TCW Relative Value Small Cap Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$5,319	$11,227	$(11)	$(253)
Net Realized Loss on Investments	(72,394)	(113,954)	(6,070)	(10,153)
Change in Unrealized Appreciation (Depreciation) on Investments	41,844	(246,152)	1,642	(22,952)

(Decrease) in Net Assets Resulting from Operations	(25,231)	(348,879)	(4,439)	(33,358)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(9,064)	(7,690)	—	—
N Class	(1,993)	(1,373)	—	—
Distributions from Net Realized Gain:
I Class	—	(17,893)	—	(968)
N Class	—	(3,975)	—	(8,984)
K Class (1)	—	—	—	(225)

Total Distributions to Shareholders	(11,057)	(30,931)	—	(10,177)

NET CAPITAL SHARE TRANSACTIONS
I Class	76,058	(202,007)	(953)	(5,645)
N Class	(12,325)	15,488	(4,851)	(38,303)
K Class (1)	—	—	(545)	(670)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	63,733	(186,519)	(6,349)	(44,618)

Increase (Decrease) in Net Assets	27,445	(566,329)	(10,788)	(88,153)
NET ASSETS
Beginning of Period	467,197	1,033,526	26,030	114,183

End of Period	$494,642	$467,197	$15,242	$26,030

Undistributed Net Investment Income (Loss)	$3,005	$8,743	$(11)	$—

(1)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Select Equities Fund		TCW Small Cap Growth Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(1,602)	$(6,739)	$(583)	$(620)
Net Realized Gain (Loss) on Investments	(18,673)	117,718	(1,403)	(3,432)
Change in Unrealized Appreciation (Depreciation) on Investments	24,989	(740,802)	10,885	(52,931)

Increase (Decrease) in Net Assets Resulting from Operations	4,714	(629,823)	8,899	(56,983)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(776)	—	—
Distributions from Net Realized Gain:
I Class	(56,806)	(187,879)	—	—
N Class	(23,082)	(61,248)	—	—
K Class (1)	—	(118)	—	—

Total Distributions to Shareholders	(79,888)	(250,021)	—	—

NET CAPITAL SHARE TRANSACTIONS
I Class	(156,318)	(858,640)	6,108	66,503
N Class	11,890	(262,790)	5,570	15,472
K Class (1)	(301)	(506)	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(144,729)	(1,121,936)	11,678	81,975

Increase (Decrease) in Net Assets	(219,903)	(2,001,780)	20,577	24,992
NET ASSETS
Beginning of Period	715,633	2,717,413	97,770	72,778

End of Period	$495,730	$715,633	$118,347	$97,770

Undistributed Net Investment Income (Loss)	$(1,454)	$148	$(583)	$—

(1)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Value Opportunities Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$931	$2,174	$34	$14
Net Realized Loss on Investments	(28,659)	(42,050)	(105)	(50)
Change in Unrealized Appreciation (Depreciation) on Investments	10,858	(144,218)	156	(95)

Increase (Decrease) in Net Assets Resulting from Operations	(16,870)	(184,094)	85	(131)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(2,113)	(1,152)	(29)	(10)
N Class	(281)	—	(1)	(3)
Distributions from Net Realized Gain:
I Class	—	(65,577)	—	(5)
N Class	—	(21,382)	—	(2)
K Class (1)	—	(1,090)	—	—

Total Distributions to Shareholders	(2,394)	(89,201)	(30)	(20)

NET CAPITAL SHARE TRANSACTIONS
I Class	(16,334)	(121,670)	1,256	746
N Class	(10,315)	(58,612)	1	5
K Class (1)	(2,200)	(1,756)	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(28,849)	(182,038)	1,257	751

Increase (Decrease) in Net Assets	(48,113)	(455,333)	1,312	600
NET ASSETS
Beginning of Period	251,914	707,247	1,059	459

End of Period	$203,801	$251,914	$2,371	$1,059

Undistributed Net Investment Income (Loss)	$(166)	$1,297	$16	$12

(1)	K Class was terminated on November 25, 2008.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Moderate Allocation Fund		TCW Aggressive Allocation Fund
	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008	Six Months Ended April 30, 2009 (Unaudited)	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$11	$8	$7	$7
Net Realized Loss on Investments	(185)	(4)	(110)	(71)
Change in Unrealized Appreciation (Depreciation) on Investments	149	(292)	120	(206)

Increase (Decrease) in Net Assets Resulting from Operations	(25)	(288)	17	(270)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(10)	(17)	(4)	(11)
N Class	(2)	(3)	(2)	(1)
Distributions from Net Realized Gain:
I Class	—	(32)	—	(1)
N Class	—	(4)	—	— (1)

Total Distributions to Shareholders	(12)	(56)	(6)	(13)

NET CAPITAL SHARE TRANSACTIONS
I Class	317	(69)	403	(891)
N Class	2	7	2	1

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	319	(62)	405	(890)

Increase (Decrease) in Net Assets	282	(406)	416	(1,173)
NET ASSETS
Beginning of Period	616	1,022	274	1,447

End of Period	$898	$616	$690	$274

Undistributed Net Investment Income	$5	$6	$1	$—

(1)	Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2009

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 20 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 14 Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.

Non-Diversified U.S. Equity Funds

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 30 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified U.S. Equity Funds

TCW Dividend Focused Fund	Seeks high level of dividend income by investing at least 80% of the value of its net assets in equity securities of issuers which pay dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective
Fund of Funds

TCW Conservative Allocation Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate Allocation Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds including funds that invest in high yield securities.

TCW Aggressive Allocation Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds including emerging markets.

Effective November 25, 2008, the K Class shares of the TCW Dividend Focused Fund, the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund and the TCW Value Opportunities Fund were terminated and are no longer offered by the Funds.

Effective March 1, 2009, the name of the TCW Diversified Value Fund changed to the TCW Relative Value Large Cap Fund; the name of the TCW Conservative LifePlan Fund changed to the TCW Conservative Allocation Fund; the name of the TCW Moderate LifePlan Fund changed to the TCW Moderate Allocation Fund; and the name of the TCW Aggressive LifePlan Fund changed to the TCW Aggressive Allocation Fund. There is no change in the investment objectives of the Funds.

All Equity Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

The TCW Conservative Allocation Fund, the TCW Moderate Allocation Fund and the TCW Aggressive Allocation Fund (collectively, “Allocation Funds”) invest in other TCW Funds. The ownership percentage of Allocation Funds in each of the underlying funds at April 30, 2009 is as follows:

Name of Affiliated Issuer	TCW Conservative Allocation Fund (1)	TCW Moderate Allocation Fund (1)	TCW Aggressive Allocation Fund (1)
TCW Core Fixed Income Fund	0.62%	0.17%	0.09%
TCW Emerging Markets Income Fund	N/A	N/A	0.22%
TCW Growth Equities Fund	N/A	0.21%	0.13%
TCW High Yield Bond Fund	N/A	0.05%	N/A
TCW Large Cap Growth Fund	1.50%	0.68%	0.71%
TCW Money Market Fund	0.16%	N/A	N/A
TCW Relative Value Large Cap Fund	0.11%	0.04%	0.02%
TCW Relative Value Small Cap Fund	N/A	N/A	N/A
TCW Small Cap Growth Fund	N/A	N/A	N/A
TCW Value Opportunities Fund	N/A	0.03%	0.02%

(1)	Percentage ownership based on total net assets of the underlying fund.

TCW Funds, Inc.

April 30, 2009

Note 1 — Organization (Continued)

The financial statements of the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW High Yield Bond Fund and the TCW Money Market Fund are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of that Class on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations:    Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Investments of Allocation Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. FAS 157 defines fair value as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2009 in valuing the Funds’ investments:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
TCW Balanced Fund	$4,796,037	$2,551,845	$—	$7,347,882
TCW Dividend Focused Fund	581,479,735	434,914	—	581,914,649
TCW Focused Equities Fund	57,463,867	2,275,823	—	59,739,690
TCW Growth Fund	659,451	29,121	—	688,572
TCW Growth Equities Fund	26,581,716	193,045	—	26,774,761
TCW Large Cap Growth Fund	17,601,924	239,221	—	17,841,145
TCW Relative Value Large Cap Fund	490,354,299	4,155,181	—	494,509,480
TCW Relative Value Small Cap Fund	15,362,875	—	—	15,362,875
TCW Select Equities Fund	478,779,032	27,396,576	—	506,175,608
TCW Small Cap Growth Fund	111,821,262	6,257,193	—	118,078,455
TCW Value Opportunities Fund	196,457,191	8,315,909	—	204,773,100
TCW Conservative Allocation Fund	2,351,658	—	—	2,351,658
TCW Moderate Allocation Fund	884,165	—	—	884,165
TCW Aggressive Allocation Fund	682,476	—	—	682,476

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased, including original issue discounts are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any

TCW Funds, Inc.

April 30, 2009

Note 2 — Significant Accounting Policies (Continued)

extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at April 30, 2009.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Balanced Fund and the TCW Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds and Allocation Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

In-Kind Redemptions:    During the six months ended April 30, 2009, the TCW Select Equities Fund distributed portfolio securities in lieu of cash for shareholder redemptions. The securities were allocated to the redeeming shareholder on a pro-rata basis. Amount of the redemption which equals the value of the assets transferred was $3,452,070. Net realized loss on the securities transferred was $422,144 which is not recognized by the Fund for tax purposes, and is reclassified from undistributed realized gain (loss) to paid-in capital.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 3 — Federal Income Taxes (Continued)

At April 30, 2009, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Balanced Fund	TCW Dividend Focused Fund	TCW Focused Equities Fund	TCW Growth Fund
Unrealized Appreciation	$235	$24,227	$1,678	$36
Unrealized (Depreciation)	(1,600)	(211,227)	(10,671)	(166)

Net Unrealized (Depreciation)	$(1,365)	$(187,000)	$(8,993)	$(130)

Cost of Investments for Federal Income Tax Purposes	$8,713	$768,914	$68,733	$818

	TCW Growth Equities Fund	TCW Large Cap Growth Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Small Cap Fund
Unrealized Appreciation	$4,106	$1,463	$16,554	$2,165
Unrealized (Depreciation)	(5,106)	(3,297)	(153,617)	(6,494)

Net Unrealized (Depreciation)	$(1,000)	$(1,834)	$(137,063)	$(4,329)

Cost of Investments for Federal Income Tax Purposes	$27,775	$19,675	$631,573	$19,692

	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Value Opportunities Fund	TCW Conservative Allocation Fund
Unrealized Appreciation	$61,026	$6,370	$16,041	$74
Unrealized (Depreciation)	(69,669)	(37,860)	(45,347)	—

Net Unrealized Appreciation (Depreciation)	$(8,643)	$(31,490)	$(29,306)	$74

Cost of Investments for Federal Income Tax Purposes	$514,819	$149,569	$234,079	$2,278

	TCW Moderate Allocation Fund	TCW Aggressive Allocation Fund
Unrealized Appreciation	$4	$13
Unrealized (Depreciation)	(221)	(41)

Net Unrealized (Depreciation)	$(217)	$(28)

Cost of Investments for Federal Income Tax Purposes	$1,101	$711

TCW Funds, Inc.

April 30, 2009

Note 3 — Federal Income Taxes (Continued)

The Funds are subject to the provisions of FASB Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have any unrecognized tax benefits at April 30, 2009, nor were there any increases or decreases in unrecognized tax benefits for the six months ended April 30, 2009. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 4 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Balanced Fund	0.60%
TCW Dividend Focused Fund	0.75%
TCW Focused Equities Fund	0.65%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW Large Cap Growth Fund	0.65%
TCW Relative Value Large Cap Fund	0.75%
TCW Relative Value Small Cap Fund	0.90%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW Value Opportunities Fund	0.80%

The Allocation Funds do not pay management fees to the Advisor; however, the Allocation Funds pay management fees to the Advisor indirectly, as a shareholder in the underlying TCW Funds. In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses for I and N Classes are limited to the average of the total expense ratios as reported by Lipper, Inc. (“Lipper Average”) for each Fund’s respective investment objective, which is subject to change on a monthly basis. This expense limitation is voluntary and is terminable on a six months notice. The Lipper, Inc. expense ratios, in effect as of April 30, 2009, as they relate to each Fund were as follows:

TCW Balanced Fund	1.07%
TCW Dividend Focused Fund	1.34%
TCW Growth Fund	1.38%
TCW Growth Equities Fund	1.49%
TCW Large Cap Growth Fund	1.33%
TCW Relative Value Large Cap Fund	1.25%
TCW Relative Value Small Cap Fund	1.42%
TCW Select Equities Fund	1.33%
TCW Small Cap Growth Fund	1.62%
TCW Value Opportunities Fund	1.41%
TCW Conservative Allocation Fund	0.90%
TCW Moderate Allocation Fund	0.93%
TCW Aggressive Allocation Fund	1.32%

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Fund Management Fees and Other Expenses (Continued)

The operating expenses of the TCW Focused Equities Fund are limited to 0.82% of Class I and 1.25% of Class N average daily net assets until September 30, 2009.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

Note 5 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Fund’s shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 6 — Transactions with Affiliates

The summary of Allocation Funds transactions in the securities of affiliated issuers for the six months ended April 30, 2009 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income Received (in thousands)		Distributions Received from and Net Realized Gain (Loss) (in thousands)
TCW Conservative Allocation Fund

TCW Core Fixed Income Fund	51,402	70,295	9,127	112,570	$1,092	$33		$4
TCW Large Cap Growth Fund	—	19,640	1,392	18,248	267	—		—
TCW Money Market Fund	253,641	317,851	141,735	429,757	430	2		—
TCW Relative Value Large Cap Fund	—	66,600	4,759	61,841	563	—		—
TCW Spectrum Fund	42,511	61,418	103,929	—	—	9		—

Total					$2,352	$44		$4

TCW Moderate Allocation Fund

TCW Core Fixed Income Fund	20,182	23,370	12,601	30,951	$300	$6		$—	(1)
TCW Growth Equities Fund	2,965	5,534	2,288	6,211	57	—		—
TCW High Yield Bond Fund	6,991	8,330	4,253	11,068	55	2		—
TCW Large Cap Growth Fund	6,054	6,307	4,051	8,310	121	—		—
TCW Relative Value Large Cap Fund	16,436	17,891	10,755	23,572	215	2		—
TCW Value Opportunities Fund	3,398	3,636	2,329	4,705	57	—	(1)	—

Total					$805	$10		$—	(1)

TCW Funds, Inc.

April 30, 2009

Note 6 — Transactions with Affiliates (Continued)

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income Received (in thousands)		Distributions Received from and Net Realized Gain (Loss) (in thousands)
TCW Aggressive Allocation Fund

TCW Core Fixed Income Fund	8,068	15,297	6,896	16,469	$160	$2		$—	(1)
TCW Emerging Markets Income Fund	2,812	7,844	2,332	8,324	53	2		—
TCW Growth Equities Fund	718	4,261	1,130	3,849	35	—		—
TCW International Equities Fund	4,701	1,811	6,512	—	—	1		—
TCW Large Cap Growth Fund	3,235	7,890	2,529	8,596	126	—		—
TCW Relative Large Cap Fund	4,109	10,474	3,266	11,317	103	1		—
TCW Value Opportunities Fund	543	3,040	804	2,779	33	—	(1)	—

Total					$510	$6		$—	(1)

(1)	Amount rounds to less than $1 (in thousands).

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2009, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Balanced Fund	$1,458	$1,400	$411	$411
TCW Dividend Focused Fund	69,452	162,117	—	—
TCW Focused Equities Fund	23,864	25,996	—	—
TCW Growth Fund	179	177	—	—
TCW Growth Equities Fund	6,523	9,345	—	—
TCW Large Cap Growth Fund	6,773	4,101	—	—
TCW Relative Value Large Cap Fund	142,092	57,133	—	—
TCW Relative Value Small Cap Fund	1,649	7,624	—	—
TCW Select Equities Fund	93,889	291,669	—	—
TCW Small Cap Growth Fund	38,348	32,996	—	—
TCW Value Opportunities Fund	46,157	72,904	—	—
TCW Conservative Allocation Fund	2,260	1,028	—	—
TCW Moderate Allocation Fund	599	310	—	—
TCW Aggressive Allocation Fund	627	242	—	—

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Balanced Fund	Six Months Ended April 30, 2009			Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)		Shares	Amount (in thousands)
Shares Sold	—	$—		795	$8
Shares Issued upon Reinvestment of Dividends	49	—	(1)	139	2
Shares Redeemed	—	—		(795)	(8)

Net Increase	49	$—	(1)	139	$2

TCW Balanced Fund	Six Months Ended April 30, 2009			Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)		Shares	Amount (in thousands)
Shares Sold	—	$—		—	$—
Shares Issued upon Reinvestment of Dividends	15,056	111		41,420	407
Shares Redeemed	—	—		—	—

Net Increase	15,056	$111		41,420	$407

TCW Dividend Focused Fund	Six Months Ended April 30, 2009			Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)		Shares	Amount (in thousands)
Shares Sold	1,343,868	$8,698		6,221,720	$72,603
Shares Issued upon Reinvestment of Dividends	172,534	1,127		1,036,055	12,625
Shares Redeemed	(2,752,112)	(16,958)		(15,469,643)	(156,784)

Net Decrease	(1,235,710)	$(7,133)		(8,211,868)	$(71,556)

TCW Dividend Focused Fund	Six Months Ended April 30, 2009			Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)		Shares	Amount (in thousands)
Shares Sold	12,976,082	$79,369		23,708,079	$269,241
Shares Issued upon Reinvestment of Dividends	1,250,997	8,174		6,184,719	75,801
Shares Redeemed	(26,698,496)	(171,718)		(50,612,745)	(553,418)

Net Decrease	(12,471,417)	$(84,175)		(20,719,947)	$(208,376)

TCW Dividend Focused Fund	For the Period November 1, 2008 through November 25, 2008 (termination date)			Year Ended October 31, 2008
K Class (2)	Shares	Amount (in thousands)		Shares	Amount (in thousands)
Shares Sold	—	$—		299	$4
Shares Issued upon Reinvestment of Dividends	—	—		3	— (1)
Shares Redeemed	(9)	—	(1)	(302)	(3)

Net Increase (Decrease)	(9)	$—	(1)	— (1)	$1

TCW Funds, Inc.

April 30, 2009

Note 8 — Capital Share Transactions (Continued)

TCW Focused Equities Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	323,347	$2,560	575,140	$8,247
Shares Issued upon Reorganization	—	—	3,239,484	46,208
Shares Issued upon Reinvestment of Dividends	19,869	162	1,580	25
Shares Redeemed	(528,756)	(4,145)	(270,823)	(3,204)

Net Increase (Decrease)	(185,540)	$(1,423)	3,545,381	$51,276

TCW Focused Equities Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	35,843	$296	1,800,536	$25,731
Shares Issued upon Reorganization	—	—	103,559	1,472
Shares Issued upon Reinvestment of Dividends	15,049	123	8,261	128
Shares Redeemed	(176,306)	(1,411)	(867,185)	(12,731)

Net Increase (Decrease)	(125,414)	$(992)	1,045,171	$14,600

TCW Growth Fund	Six Months Ended April 30, 2009		January 2, 2008 (Commencement of Operations) through October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	25,000	$500
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	—	—	—	—

Net Increase	—	$—	25,000	$500

TCW Growth Fund	Six Months Ended April 30, 2009		January 2, 2008 (Commencement of Operations) through October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	25,000	$500
Shares Issued upon Reinvestment of Dividends	—	—	—	—
Shares Redeemed	—	—	—	—

Net Increase	—	$—	25,000	$500

TCW Growth Equities Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	129,949	$1,011	572,875	$8,216
Shares Issued upon Reinvestment of Dividends	—	—	198,854	3,050
Shares Redeemed	(320,779)	(2,453)	(512,469)	(6,627)

Net Increase (Decrease)	(190,830)	$(1,442)	259,260	$4,639

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Growth Equities Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	53,823	$417	543,529	$7,647
Shares Issued upon Reinvestment of Dividends	—	—	50,556	774
Shares Redeemed	(273,337)	(2,244)	(532,162)	(7,027)

Net Increase (Decrease)	(219,514)	$(1,827)	61,923	$1,394

TCW Large Cap Growth Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	325,020	$4,196	548,937	$12,632
Shares Redeemed	(49,866)	(614)	(197,067)	(4,384)

Net Increase	275,154	$3,582	351,870	$8,248

TCW Large Cap Growth Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,100	$75	65,362	$1,437
Shares Redeemed	(81,920)	(1,127)	(51,892)	(1,170)

Net Increase (Decrease)	(75,820)	$(1,052)	13,470	$267

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	16,636,043	$145,179	19,489,657	$257,938
Shares Issued upon Reinvestment of Dividends	1,011,318	8,859	1,587,702	24,816
Shares Redeemed	(9,544,661)	(77,980)	(35,435,711)	(484,761)

Net Increase (Decrease)	8,102,700	$76,058	(14,358,352)	$(202,007)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,435,228	$12,049	5,876,192	$81,669
Shares Issued upon Reinvestment of Dividends	224,298	1,960	338,425	5,273
Shares Redeemed	(3,161,195)	(26,334)	(5,295,945)	(71,454)

Net Increase (Decrease)	(1,501,669)	$(12,325)	918,672	$15,488

TCW Funds, Inc.

April 30, 2009

Note 8 — Capital Share Transactions (Continued)

TCW Relative Value Small Cap Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	89,600	$576	67,306	$767
Shares Issued upon Reinvestment of Dividends	—	—	66,829	881
Shares Redeemed	(246,831)	(1,529)	(569,116)	(7,293)

Net Decrease	(157,231)	$(953)	(434,981)	$(5,645)

TCW Relative Value Small Cap Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	162,096	$1,077	2,693,526	$30,909
Shares Issued upon Reinvestment of Dividends	—	—	689,460	8,915
Shares Redeemed	(973,533)	(5,928)	(7,059,594)	(78,127)

Net Decrease	(811,437)	$(4,851)	(3,676,608)	$(38,303)

TCW Relative Value Small Cap Fund	For the Period November 1, 2008 through November 25, 2008 (termination date)		Year Ended October 31, 2008
K Class (2)	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	349	$2	65,612	$743
Shares Issued upon Reinvestment of Dividends	—	—	17,344	225
Shares Redeemed	(84,407)	(547)	(163,248)	(1,638)

Net Decrease	(84,058)	$(545)	(80,292)	$(670)

TCW Select Equities Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,279,340	$45,100	7,316,715	$132,980
Shares Issued upon Reinvestment of Dividends	4,541,546	46,460	8,580,727	169,555
Shares Redeemed	(22,702,840)	(247,878)	(67,372,452)	(1,161,175)

Net Decrease	(13,881,954)	$(156,318)	(51,475,010)	$(858,640)

TCW Select Equities Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	4,318,989	$44,259	4,067,330	$70,584
Shares Issued upon Reinvestment of Dividends	2,272,041	22,380	3,135,904	60,115
Shares Redeemed	(5,292,519)	(54,749)	(22,921,238)	(393,489)

Net Increase (Decrease)	1,298,511	$11,890	(15,718,004)	$(262,790)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Select Equities Fund	For the Period November 1, 2008 through November 25, 2008 (termination date)		Year Ended October 31, 2008
K Class (2)	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	209	$2	19,748	$329
Shares Issued upon Reinvestment of Dividends	—	—	6,176	119
Shares Redeemed	(27,878)	(303)	(57,375)	(954)

Net Decrease	(27,669)	$(301)	(31,451)	$(506)

TCW Small Cap Growth Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,079,878	$15,363	4,415,045	$98,057
Shares Redeemed	(673,505)	(9,255)	(1,469,323)	(31,554)

Net Increase	406,373	$6,108	2,945,722	$66,503

TCW Small Cap Growth Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	803,156	$11,234	1,168,673	$24,454
Shares Issued upon Reinvestment of Dividends	—	—	(12)	— (1)
Shares Redeemed	(415,134)	(5,664)	(437,020)	(8,982)

Net Increase	388,022	$5,570	731,641	$15,472

TCW Value Opportunities Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,046,905	$11,616	3,648,363	$66,956
Shares Issued upon Reinvestment of Dividends	163,302	1,878	3,025,839	58,126
Shares Redeemed	(2,729,126)	(29,828)	(13,285,780)	(246,752)

Net Decrease	(1,518,919)	$(16,334)	(6,611,578)	$(121,670)

TCW Value Opportunities Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	596,347	$6,504	1,547,149	$28,186
Shares Issued upon Reinvestment of Dividends	23,684	268	1,109,365	20,900
Shares Redeemed	(1,545,383)	(17,087)	(5,842,518)	(107,698)

Net Increase (Decrease)	(925,352)	$(10,315)	(3,186,004)	$(58,612)

TCW Funds, Inc.

April 30, 2009

Note 8 — Capital Share Transactions (Continued)

TCW Value Opportunities Fund	For the Period November 1, 2008 through November 25, 2008 (termination date)		Year Ended October 31, 2008
K Class (2)	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	294	$3	63,620	$1,168
Shares Issued upon Reinvestment of Dividends	—	—	58,004	1,090
Shares Redeemed	(203,145)	(2,203)	(253,985)	(4,014)

Net Decrease	(202,851)	$(2,200)	(132,361)	$(1,756)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	161,742	$1,380	108,787	$1,022
Shares Issued upon Reinvestment of Dividends	3,411	29	1,541	15
Shares Redeemed	(18,122)	(153)	(30,890)	(291)

Net Increase	147,031	$1,256	79,438	$746

TCW Conservative Allocation Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	148	1	496	5

Net Increase	148	$1	496	$5

TCW Moderate Allocation Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	106,782	$730	—	$—
Shares Issued upon Reinvestment of Dividends	1,478	10	4,958	49
Shares Redeemed	(66,842)	(423)	(11,375)	(118)

Net Increase (Decrease)	41,418	$317	(6,417)	$(69)

TCW Moderate Allocation Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	281	2	704	7

Net Increase	281	$2	704	$7

TCW Aggressive Allocation Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	84,130	$524	—	$—
Shares Issued upon Reinvestment of Dividends	675	5	1,192	13
Shares Redeemed	(19,977)	(126)	(93,429)	(904)

Net Increase (Decrease)	64,828	$403	(92,237)	$(891)

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Aggressive Allocation Fund	Six Months Ended April 30, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	231	2	98	1

Net Increase	231	$2	98	$1

(1)	Amount rounds to less than $1 (in thousands).
(2)	K Class was terminated on November 25, 2008.

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2009.

TCW Balanced Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,		September 1, 2006 (Commencement of Operations) through October 31, 2006
			2008	2007
Net Asset Value per Share, Beginning of Period	$7.69		$10.84	$10.46	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.21	0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(2.91)	0.35	0.43

Total from Investment Operations	—		(2.70)	0.54	0.46

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.20)	(0.14)	—
Distributions from Net Realized Gain	—		(0.25)	(0.02)	—

Total Distributions	(0.11)		(0.45)	(0.16)	—

Net Asset Value per Share, End of Period	$7.58		$7.69	$10.84	$10.46

Total Return	0.11	% (2)	(25.83)%	5.11%	4.60	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$25		$25	$33	$—	(4)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	35.68	% (5)	29.00%	26.31%	17,582.03	% (5)
After Expense Reimbursement	1.09	% (5)	1.12%	1.17%	1.22	% (5)
Ratio of Net Investment Income to Average Net Assets	2.74	% (5)	2.15%	1.75%	1.64	% (5)
Portfolio Turnover Rate	26.34	% (2)	51.46%	56.40%	4.70	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Amount rounds to less than $1 (in thousands).
(5)	Annualized.

See accompanying notes to financial statements.

TCW Balanced Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,		September 1, 2006 (Commencement of Operations) through October 31, 2006
			2008	2007
Net Asset Value per Share, Beginning of Period	$7.64		$10.77	$10.44	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.20	0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.10)		(2.89)	0.35	0.42

Total from Investment Operations	—		(2.69)	0.54	0.45

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.19)	(0.19)	(0.01)
Distributions from Net Realized Gain	—		(0.25)	(0.02)	—

Total Distributions	(0.11)		(0.44)	(0.21)	(0.01)

Net Asset Value per Share, End of Period	$7.53		$7.64	$10.77	$10.44

Total Return	0.09	% (2)	(25.88)%	5.18%	4.53	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,346		$7,340	$9,899	$9,410
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.01	% (4)	1.40%	1.70%	2.87	% (4)
After Expense Reimbursement	1.09	% (4)	1.12%	1.17%	1.22	% (4)
Ratio of Net Investment Income to Average Net Assets	2.74	% (4)	2.13%	1.77%	1.59	% (4)
Portfolio Turnover Rate	26.34	% (2)	51.46%	56.40%	4.70	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,			November 1, 2004 (Commencement of Offering of I Class Shares) through October 31, 2005
			2008	2007	2006
Net Asset Value per Share, Beginning of Period	$7.70		$14.24	$13.22	$11.32	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.31	0.27	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(0.78)		(6.01)	1.25	1.91	1.42

Total from Investment Operations	(0.65)		(5.70)	1.52	2.13	1.58

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.33)	(0.29)	(0.19)	(0.18)
Distributions from Net Realized Gain	—		(0.51)	(0.21)	(0.04)	(0.08)

Total Distributions	(0.15)		(0.84)	(0.50)	(0.23)	(0.26)

Net Asset Value per Share, End of Period	$6.90		$7.70	$14.24	$13.22	$11.32

Total Return	(8.27	)% (2)	(42.11)%	11.70%	19.07%	9.73

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$51,674		$67,197	$241,170	$159,858	$51,577
Ratio of Expenses to Average Net Assets	1.01	% (3)	0.86%	0.85%	0.87%	1.02
Ratio of Net Investment Income to Average Net Assets	3.96	% (3)	2.71%	1.94%	1.81%	1.37
Portfolio Turnover Rate	11.72	% (2)	35.28%	26.19%	25.14%	31.50

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$7.72		$14.23	$13.20	$11.30	$10.56	$10.12

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.27	0.23	0.18	0.14	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.78)		(6.01)	1.25	1.91	0.86	1.27

Total from Investment Operations	(0.66)		(5.74)	1.48	2.09	1.00	1.36

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.26)	(0.24)	(0.15)	(0.18)	(0.10)
Distributions from Net Realized Gain	—		(0.51)	(0.21)	(0.04)	(0.08)	(0.82)

Total Distributions	(0.11)		(0.77)	(0.45)	(0.19)	(0.26)	(0.92)

Net Asset Value per Share, End of Period	$6.95		$7.72	$14.23	$13.20	$11.30	$10.56

Total Return	(8.46	)% (2)	(42.29)%	11.37%	18.72%	9.48%	14.36%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$530,385		$685,359	$1,557,793	$1,256,657	$827,175	$214,493
Ratio of Expenses to Average Net Assets	1.32	% (3)	1.18%	1.15%	1.16%	1.25%	1.33%
Ratio of Net Investment Income to Average Net Assets	3.63	% (3)	2.39%	1.65%	1.51%	1.27%	0.91%
Portfolio Turnover Rate	11.72	% (2)	35.28%	26.19%	25.14%	31.50%	44.05%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,			November 1, 2004 (Commencement of Offering I Class Shares) through October 31, 2005
			2008	2007	2006
Net Asset Value per Share, Beginning of Period	$9.62		$15.72	$14.34	$12.28	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.06		0.06	0.07	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.31)		(6.10)	1.34	2.04	2.30

Total from Investment Operations	(1.25)		(6.04)	1.41	2.06	2.28

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.06)	(0.03)	—	—

Net Asset Value per Share, End of Period	$8.30		$9.62	$15.72	$14.34	$12.28

Total Return	(12.97	)% (2)	(38.57)%	9.86%	16.78%	11.94%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,663		$38,480	$7,176	$4,689	$— (3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.99	% (4)	1.01%	1.18%	2.25%	416.31%
After Expense Reimbursement	0.82	% (4)	1.00%	N/A	1.38%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.59	% (4)	0.46%	0.38%	0.13%	(0.21)%
Portfolio Turnover Rate	41.14	% (2)	110.17%	63.43%	37.47%	42.82%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Amount rounds to less than $1 (in thousands).
(4)	Annualized.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$9.58		$15.67	$14.31	$12.28	$10.97	$9.51

Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.05		0.07	0.04	0.04	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.31)		(6.10)	1.35	2.01	1.30	1.47

Total from Investment Operations	(1.26)		(6.03)	1.39	2.05	1.31	1.46

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.06)	(0.03)	(0.01)	—	—
Distributions from Net Realized Gain	—		—	—	(0.01)	—	—

Total Distributions	(0.04)		(0.06)	(0.03)	(0.02)

Net Asset Value per Share, End of Period	$8.28		$9.58	$15.67	$14.31	$12.28	$10.97

Total Return	(13.17	)% (2)	(38.64)%	9.74%	16.75%	11.94%	15.35%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,380		$31,710	$35,509	$23,604	$2,251	$1,952
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.29	% (3)	1.28%	1.27%	1.42%	3.43%	3.56%
After Expense Reimbursement	1.20	% (3)	N/A	N/A	1.38%	1.38%	1.41%
Ratio of Net Investment (Loss) to Average Net Assets	1.38	% (3)	0.54%	0.30%	0.33%	0.05%	(0.06)%
Portfolio Turnover Rate	41.14	% (2)	110.17%	63.43%	37.47%	42.82%	67.96%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		January 2, 2008 (Commencement of Operations) through October 31, 2008
Net Asset Value per Share, Beginning of Period	$12.94		$20.00

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)		(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	0.80		(6.91)

Total from Investment Operations	0.76		(7.06)

Net Asset Value per Share, End of Period	$13.70		$12.94

Total Return	5.87	% (2)	(35.30	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$343		$324
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	15.03	% (4)	9.74	% (4)
After Expense Reimbursement	1.41	% (4)	1.41	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.62	)% (4)	(0.97	)% (4)
Portfolio Turnover Rate	30.08	% (2)	63.31	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		January 2, 2008 (Commencement of Operations) through October 31, 2008
Net Asset Value per Share, Beginning of Period	$12.94		$20.00

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)		(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	0.80		(6.91)

Total from Investment Operations	0.76		(7.06)

Net Asset Value per Share, End of Period	$13.70		$12.94

Total Return	5.87	% (2)	(35.30	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$342		$323
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	15.20	% (4)	10.07	% (4)
After Expense Reimbursement	1.41	% (4)	1.41	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.62	)% (4)	(0.97	)% (4)
Portfolio Turnover Rate	30.08	% (2)	63.31	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period January 2, 2008 (Commencement of Operations) through October 31, 2008 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,				March 1, 2004 (Commencement of Operations) through October 31, 2004
			2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$8.73		$17.91	$12.17	$11.46	$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)		(0.08)	(0.12)	(0.15)	(0.13)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.53		(7.72)	5.86	0.86	1.61	0.08

Total from Investment Operations	0.49		(7.80)	5.74	0.71	1.48	(0.02)

Less Distributions:
Distributions from Net Realized Gain	—		(1.38)	—	—	—	—

Net Asset Value per Share, End of Period	$9.22		$8.73	$17.91	$12.17	$11.46	$9.98

Total Return	5.61	% (2)	(46.86)%	47.17%	6.20%	14.83%	(0.20	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,258		$23,706	$43,973	$28,916	$24,925	$11,567
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.69	% (4)	1.34%	1.40%	1.50%	1.62%	2.82	% (4)
After Expense Reimbursement	1.49	% (4)	N/A	N/A	N/A	N/A	1.71	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.94	)% (4)	(0.55)%	(0.86)%	(1.23)%	(1.20)%	(1.49	)% (4)
Portfolio Turnover Rate	26.66	% (2)	68.65%	71.58%	123.31%	57.18%	19.21	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period March 1, 2004 (commencement of operations) through October 31, 2004 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,				March 1, 2004 (Commencement of Operations) through October 31, 2004
			2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$8.71		$17.90	$12.17	$11.46	$9.98	$10.00

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.09)		(0.09)	(0.14)	(0.16)	(0.10)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments (1)	0.57		(7.72)	5.87	0.87	1.58	—

Total from Investment Operations	0.48		(7.81)	5.73	0.71	1.48	(0.02)

Less Distributions:
Distributions from Net Realized Gain	—		(1.38)	—	—	—	—

Net Asset Value per Share, End of Period	$9.19		$8.71	$17.90	$12.17	$11.46	$9.98

Total Return	5.51	% (2)	(46.95)%	47.08%	6.20%	14.83%	(0.20	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,486		$5,216	$9,611	$5,172	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.62	% (5)	1.93%	2.19%	4.17%	5,104.46%	76.18	% (5)
After Expense Reimbursement	1.49	% (5)	1.50%	1.54%	1.56%	1.67%	1.71	% (5)
Ratio of Net Investment (Loss) to Average Net Assets	(2.18	)% (5)	(0.70)%	(1.00)%	(1.35)%	(0.95)%	(0.36	)% (5)
Portfolio Turnover Rate	26.66	% (2)	68.65%	71.58%	123.31%	57.18%	19.21	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period March 1, 2004 (commencement of operations) through October 31, 2004 and is not indicative of a full year’s operating results.
(4)	Amount rounds to less than $1 (in thousands).
(5)	Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,		February 6, 2006 (Commencement of Operations) through October 31, 2006
			2008	2007
Net Asset Value per Share, Beginning of Period	$14.85		$24.54	$20.28	$20.00

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.03)		(0.14)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.21)		(9.55)	4.43	0.38

Total from Investment Operations	(0.24)		(9.69)	4.26	0.28

Net Asset Value per Share, End of Period	$14.61		$14.85	$24.54	$20.28

Total Return	(1.48	)% (2)	(39.49)%	21.01%	1.40	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,641		$12,826	$12,562	$7,387
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.40	% (4)	1.11%	1.34%	3.23	% (4)
After Expense Reimbursement	1.33	% (4)	N/A	N/A	1.45	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.52	)% (4)	(0.64)%	(0.76)%	(0.71	)% (4)
Portfolio Turnover Rate	26.76	% (2)	57.99%	56.12%	20.40	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,		February 6, 2006 (Commencement of Operations) through October 31, 2006
			2008	2007
Net Asset Value per Share, Beginning of Period	$14.80		$24.50	$20.28	$20.00

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)		(0.19)	(0.19)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.19)		(9.51)	4.41	0.38

Total from Investment Operations	(0.23)		(9.70)	4.22	0.28

Net Asset Value per Share, End of Period	$14.57		$14.80	$24.50	$20.28

Total Return	(1.42	)% (2)	(39.70)%	20.86%	1.40	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,172		$2,313	$3,498	$1,531
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.16	% (4)	1.54%	1.79%	3.71	% (4)
After Expense Reimbursement	1.33	% (4)	1.35%	1.43%	1.45	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.58)	% (4)	(0.89)%	(0.85)%	(0.71)	% (4)
Portfolio Turnover Rate	26.76	% (2)	57.99%	56.12%	20.40	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,				January 2, 2004 (Commencement of Offering I Class Shares) through October 31, 2004
			2008	2007	2006	2005
Net Asset Value per Share, Beginning of Period	$9.80		$16.91	$16.24	$13.85	$12.34	$11.27

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.20	0.16	0.11	0.09	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		(6.81)	0.73	2.58	1.67	1.06

Total from Investment Operations	(0.50)		(6.61)	0.89	2.69	1.76	1.07

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.15)	(0.10)	(0.05)	(0.04)	—
Distributions from Net Realized Gain	—		(0.35)	(0.12)	(0.25)	(0.21)	—

Total Distributions	(0.19)		(0.50)	(0.22)	(0.30)	(0.25)	—

Net Asset Value per Share, End of Period	$9.11		$9.80	$16.91	$16.24	$13.85	$12.34

Total Return	(4.98	)% (2)	(40.18)%	5.53%	19.79%	14.33%	9.49	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$398,058		$348,859	$844,811	$553,622	$119,319	$30,426
Ratio of Expenses to Average Net Assets	1.13	% (4)	1.00%	0.96%	0.94%	1.01%	1.24	% (4)
Ratio of Net Investment Income to Average Net Assets	2.27	% (4)	1.42%	0.95%	0.77%	0.63%	0.08	% (4)
Portfolio Turnover Rate	12.49	% (2)	40.77%	30.58%	27.44%	34.74%	59.75	% (5)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	Represents the Fund’s portfolio turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$9.75		$16.83	$16.18	$13.78	$12.32	$10.61

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.09		0.17	0.12	0.08	0.04	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		(6.78)	0.72	2.57	1.65	1.73

Total from Investment Operations	(0.50)		(6.61)	0.84	2.65	1.69	1.72

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.12)	(0.07)	— (2)	(0.02)	(0.01)
Distributions from Net Realized Gain	—		(0.35)	(0.12)	(0.25)	(0.21)	—

Total Distributions	(0.17)		(0.47)	(0.19)	(0.25)	(0.23)	(0.01)

Net Asset Value per Share, End of Period	$9.08		$9.75	$16.83	$16.18	$13.78	$12.32

Total Return	(5.06	)% (3)	(40.31)%	5.28%	19.56%	13.81%	16.25%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$96,584		$118,338	$188,715	$85,125	$35,248	$13,396
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.29	% (4)	1.19%	1.18%	1.20%	1.41%	1.80%
After Expense Reimbursement	1.25	% (4)	N/A	N/A	N/A	1.40%	1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.19	% (4)	1.25%	0.72%	0.52%	0.27%	(0.06)%
Portfolio Turnover Rate	12.49	% (3)	40.77%	30.58%	27.44%	34.74%	59.75%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007		2006	2005	2004
Net Asset Value per Share, Beginning of Period	$8.07		$15.52	$15.29		$13.63	$13.29	$12.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	—	(2)	(0.04)	—	(2)	(0.01)	(0.03)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.10)		(5.99)	1.06		2.30	1.29	1.43

Total from Investment Operations	(1.10)		(6.03)	1.06		2.29	1.26	1.37

Less Distributions:
Distributions from Net Realized Gain	—		(1.42)	(0.83)		(0.63)	(0.92)	(0.08)

Net Asset Value per Share, End of Period	$6.97		$8.07	$15.52		$15.29	$13.63	$13.29

Total Return	(13.74	)% (3)	(42.33)%	7.27%		17.27%	9.54%	11.47%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,552		$4,228	$14,877		$34,008	$31,180	$28,299
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.67	% (4)	1.49%	1.16%		1.16%	1.24%	1.31%
After Expense Reimbursement	1.43	% (4)	1.46%	N/A		N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.13	)% (4)	(0.29)%	—	% (5)	(0.10)%	(0.22)%	(0.48)%
Portfolio Turnover Rate	9.32	% (3)	31.59%	33.62%		48.81%	44.61%	51.62%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(4)	Annualized.
(5)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$7.92		$15.26	$15.08	$13.49	$13.20	$11.96

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	—	(2)	(0.04)	(0.05)	(0.05)	(0.07)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(1.08)		(5.88)	1.06	2.27	1.28	1.43

Total from Investment Operations	(1.08)		(5.92)	1.01	2.22	1.21	1.32

Less Distributions:
Distributions from Net Realized Gain	—		(1.42)	(0.83)	(0.63)	(0.92)	(0.08)

Net Asset Value per Share, End of Period	$6.84		$7.92	$15.26	$15.08	$13.49	$13.20

Total Return	(13.75	)% (3)	(42.33)%	7.03%	16.92%	9.21%	11.09%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,690		$21,134	$96,786	$91,085	$53,083	$36,392
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.64	% (4)	1.52%	1.43%	1.43%	1.57%	1.69%
After Expense Reimbursement	1.43	% (4)	1.46%	N/A	N/A	N/A	1.65%
Ratio of Net Investment (Loss) to Average Net Assets	(0.12	)% (4)	(0.30)%	(0.34)%	(0.37)%	(0.54)%	(0.82)%
Portfolio Turnover Rate	9.32	% (3)	31.59%	33.62%	48.81%	44.61%	51.62%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$12.96		$22.26	$19.17	$19.42	$17.79	$17.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.04)		(0.06)	0.02	(0.09)	(0.11)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.58		(7.15)	3.24	(0.16)	1.74	0.89

Total from Investment Operations	0.54		(7.21)	3.26	(0.25)	1.63	0.79

Less Distributions:
Distributions from Net Investment Income	—		(0.01)	—	—	—	—
Distributions from Net Realized Gain	(1.83)		(2.08)	(0.17)	—	—	—

Total Distributions	(1.83)		(2.09)	(0.17)	—	—	—

Net Asset Value per Share, End of Period	$11.67		$12.96	$22.26	$19.17	$19.42	$17.79

Total Return	6.11	% (2)	(35.62)%	17.16%	(1.29)%	9.16%	4.65%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$321,932		$537,402	$2,068,728	$2,716,604	$3,041,961	$2,519,200
Ratio of Expenses to Average Net Assets	1.28	% (3)	0.95%	0.92%	0.89%	0.90%	0.86%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.67	)% (3)	(0.33)%	0.09%	(0.44)%	(0.59)%	(0.55)%
Portfolio Turnover Rate	18.92	% (2)	50.80%	32.44%	38.65%	16.32%	14.41%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$12.55		$21.66	$18.71	$19.00	$17.46	$16.75

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.03)		(0.10)	(0.04)	(0.14)	(0.16)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	0.54		(6.93)	3.16	(0.15)	1.70	0.86

Total from Investment Operations	0.51		(7.03)	3.12	(0.29)	1.54	0.71

Less Distributions:
Distributions from Net Realized Gain	(1.83)		(2.08)	(0.17)	—	—	—

Net Asset Value per Share, End of Period	$11.23		$12.55	$21.66	$18.71	$19.00	$17.46

Total Return	6.06	% (2)	(35.77)%	16.83%	(1.53)%	8.82%	4.24%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$173,798		$177,885	$647,402	$975,971	$1,168,507	$1,215,148
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.47	% (3)	1.20%	1.19%	1.17%	1.21%	1.20%
After Expense Reimbursement	1.33	% (3)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment (Loss) to Average Net Assets	(0.64	)% (3)	(0.57)%	(0.19)%	(0.71)%	(0.90)%	(0.89)%
Portfolio Turnover Rate	18.92	% (2)	50.80%	32.44%	38.65%	16.32%	14.41%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$15.23		$26.30	$19.88	$16.56	$14.71	$14.74

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.08)		(0.11)	(0.15)	(0.13)	(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	1.29		(10.96)	6.57	3.45	2.02	0.07

Total from Investment Operations	1.21		(11.07)	6.42	3.32	1.85	(0.03)

Net Asset Value per Share, End of Period	$16.44		$15.23	$26.30	$19.88	$16.56	$14.71

Total Return	7.94	% (2)	(42.09)%	32.29%	19.98%	12.64%	(0.20)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$91,022		$78,136	$46,914	$27,454	$26,881	$60,251
Ratio of Expenses to Average Net Assets	1.26	% (3)	1.20%	1.29%	1.40%	1.40%	1.20%
Ratio of Net Investment (Loss) to Average Net Assets	(1.17	)% (3)	(0.53)%	(0.66)%	(0.68)%	(1.10)%	(0.67)%
Portfolio Turnover Rate	34.89	% (2)	110.57%	92.14%	96.93%	76.33%	42.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$14.75		$25.58	$19.40	$16.22	$14.44	$14.53

Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.10)		(0.21)	(0.22)	(0.17)	(0.22)	(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	1.25		(10.62)	6.40	3.35	2.00	0.06

Total from Investment Operations	1.15		(10.83)	6.18	3.18	1.78	(0.09)

Net Asset Value per Share, End of Period	$15.90		$14.75	$25.58	$19.40	$16.22	$14.44

Total Return	7.80	% (2)	(42.34)%	31.86%	19.61%	12.33%	(0.62)%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,325		$19,634	$25,864	$29,310	$31,617	$79,219
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.69%		1.64%	1.69%	1.66%	1.75%	1.60%
After Expense Reimbursement	1.62	% (3)	1.61%	1.65%	N/A	N/A	N/A
Ratio of Net Investment (Loss) to Average Net Assets	(1.52	)% (3)	(1.00)%	(1.04)%	(0.92)%	(1.44)%	(1.00)%
Portfolio Turnover Rate	34.89	% (2)	110.57%	92.14%	96.93%	76.33%	42.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$12.90		$24.05	$24.27	$22.15	$20.81	$19.27

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.05		0.10	0.05	0.08	0.01	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.75)		(7.94)	1.96	3.77	1.63	1.57

Total from Investment Operations	(0.70)		(7.84)	2.01	3.85	1.64	1.54

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.06)	(0.08)	(0.04)	—	—
Distributions from Net Realized Gain	—		(3.25)	(2.15)	(1.69)	(0.30)	—

Total Distributions	(0.15)		(3.31)	(2.23)	(1.73)	(0.30)	—

Net Asset Value per Share, End of Period	$12.05		$12.90	$24.05	$24.27	$22.15	$20.81

Total Return	(5.41	)% (2)	(37.12)%	8.86%	18.16%	7.88%	7.99%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$166,741		$198,208	$528,435	$800,060	$896,154	$842,560
Ratio of Expenses to Average Net Assets	1.15	% (3)	0.95%	0.96%	0.95%	0.92%	0.93%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.98	% (3)	0.56%	0.19%	0.36%	(0.06)%	(0.14)%
Portfolio Turnover Rate	23.16	% (2)	50.79%	38.16%	73.48%	59.48%	46.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31,
			2008	2007	2006	2005	2004
Net Asset Value per Share, Beginning of Period	$12.61		$23.60	$23.85	$21.81	$20.56	$19.11

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		0.04	(0.02)	0.02	(0.07)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.74)		(7.78)	1.93	3.71	1.62	1.55

Total from Investment Operations	(0.70)		(7.74)	1.91	3.73	1.55	1.45

Less Distributions:
Distributions from Net Investment Income	(0.07)		—	(0.01)	—	—	—
Distributions from Net Realized Gain	—		(3.25)	(2.15)	(1.69)	(0.30)	—

Total Distributions	(0.07)		(3.25)	(2.16)	(1.69)	(0.30)	—

Net Asset Value per Share, End of Period	$11.84		$12.61	$23.60	$23.85	$21.81	$20.56

Total Return	(5.61	)% (2)	(37.35)%	8.56%	17.85%	7.53%	7.59%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$37,060		$51,162	$170,918	$191,179	$222,342	$313,913
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.63	% (3)	1.27%	1.25%	1.22%	1.27%	1.25%
After Expense Reimbursement	1.40	% (3)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income (Loss) to Average Net Assets	0.75	% (3)	0.22%	(0.08)%	0.08%	(0.32)%	(0.47)%
Portfolio Turnover Rate	23.16	% (2)	50.79%	38.16%	73.48%	59.48%	46.33%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$8.60		$10.61	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.18	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.16		(1.71)	0.50

Total from Investment Operations	0.29		(1.53)	0.71

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.32)	(0.10)
Distributions from Net Realized Gain	—		(0.16)	—

Total Distributions	(0.12)		(0.48)	(0.10)

Net Asset Value per Share, End of Period	$8.77		$8.60	$10.61

Total Return	3.41	% (2)	(14.95)%	7.13	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,277		$968	$352
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	2.94	% (5)	6.47%	15.11	% (5)
After Expense Reimbursement	0.91	% (5)	0.98%	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	3.21	% (5)	1.88%	2.10	% (5)
Portfolio Turnover Rate	49.46	% (2)	87.68%	59.06	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$8.60		$10.60	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.28	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.16		(1.80)	0.49

Total from Investment Operations	0.29		(1.52)	0.70

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.32)	(0.10)
Distributions from Net Realized Gain	—		(0.16)	—

Total Distributions	(0.12)		(0.48)	(0.10)

Net Asset Value per Share, End of Period	$8.77		$8.60	$10.60

Total Return	3.41	% (2)	(14.89)%	7.03	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$94		$91	$107
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	15.14	% (5)	15.22%	24.57	% (5)
After Expense Reimbursement	0.91	% (5)	0.98%	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	3.12	% (5)	2.91%	2.10	% (5)
Portfolio Turnover Rate	49.46	% (2)	87.68%	59.06	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Moderate Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$7.16		$11.13	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		(3.39)	1.14

Total from Investment Operations	0.05		(3.30)	1.21

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.24)	(0.08)
Distributions from Net Realized Gain	—		(0.43)	—

Total Distributions	(0.18)		(0.67)	(0.08)

Net Asset Value per Share, End of Period	$7.03		$7.16	$11.13

Total Return	0.74	% (2)	(31.44)%	12.32	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$821		$539	$910
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	11.78	% (5)	5.86%	4.53	% (5)
After Expense Reimbursement	0.94	% (5)	1.04%	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	4.10	% (5)	0.99%	0.71	% (5)
Portfolio Turnover Rate	56.47	% (2)	44.06%	185.73	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Moderate Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$7.14		$11.14	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.09)		(3.39)	1.12

Total from Investment Operations	0.05		(3.30)	1.22

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.27)	(0.08)
Distributions from Net Realized Gain	—		(0.43)	—

Total Distributions	(0.18)		(0.70)	(0.08)

Net Asset Value per Share, End of Period	$7.01		$7.14	$11.14

Total Return	0.74	% (2)	(31.43)%	12.32	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$77		$77	$112
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	25.22	% (5)	13.77%	17.93	% (5)
After Expense Reimbursement	0.94	% (5)	1.04%	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	4.30	% (5)	0.98%	0.98	% (5)
Portfolio Turnover Rate	56.47	% (2)	44.06%	185.73	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying affiliated investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Aggressive Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations through October 31, 2007
Net Asset Value per Share, Beginning of Period	$6.88		$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.17		0.08	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.33)		(4.06)	1.03

Total from Investment Operations	(0.16)		(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.09)	(0.05)
Distributions from Net Realized Gain	—		(0.01)	—

Total Distributions	(0.15)		(0.10)	(0.05)

Net Asset Value per Share, End of Period	$6.57		$6.88	$10.96

Total Return	(2.33	)% (2)	(36.67)%	10.23	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$622		$204	$1,337
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	22.98	% (5)	5.60%	6.57	% (5)
After Expense Reimbursement	1.35	% (5)	1.39%	1.35	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.32	% (5)	0.86%	(0.19	)% (5)
Portfolio Turnover Rate	75.60	% (2)	45.90%	7.44	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Aggressive Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2009 (Unaudited)		Year Ended October 31, 2008	November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$6.88		$10.96	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.15		(0.06)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)		(3.92)	1.00

Total from Investment Operations	(0.15)		(3.98)	1.01

Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.09)	(0.05)
Distributions from Net Realized Gain	—		(0.01)	—

Total Distributions	(0.15)		(0.10)	(0.05)

Net Asset Value per Share, End of Period	$6.58		$6.88	$10.96

Total Return	(2.19	)% (2)	(36.61)%	10.13	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$68		$70	$110
Ratio of Expenses to Average Net Assets: (4)
Before Expense Reimbursement	41.19	% (5)	15.25%	19.55	% (5)
After Expense Reimbursement	1.35	% (5)	1.39%	1.30	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.85	% (5)	(0.58)%	0.05	% (5)
Portfolio Turnover Rate	75.60	% (2)	45.90%	7.44	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2009 and is not indicative of a full year’s operating results.
(3)	For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year’s operating results.
(4)	Does not include expenses of the underlying investment companies.
(5)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses    The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2008 to April 30, 2009)
TCW Balanced Fund
I Class Shares
Actual	$1,000.00	$1,001.10	1.09%	$5.41
Hypothetical (5% return before expenses)	1,000.00	1,019.39	1.09%	5.46

N Class Shares
Actual	$1,000.00	$1,000.90	1.09%	$5.41
Hypothetical (5% return before expenses)	1,000.00	1,019.39	1.09%	5.46

TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$917.30	1.01%	$4.80
Hypothetical (5% return before expenses)	1,000.00	1,019.79	1.01%	5.06

N Class Shares
Actual	$1,000.00	$1,084.60	1.32%	$6.82
Hypothetical (5% return before expenses)	1,000.00	1,018.25	1.32%	6.61

TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$870.30	0.82%	$3.80
Hypothetical (5% return before expenses)	1,000.00	1,020.73	0.82%	4.11

N Class Shares
Actual	$1,000.00	$868.30	1.20%	$5.56
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2008 to April 30, 2009)
TCW Growth Fund
I Class Shares
Actual	$1,000.00	$1,058.70	1.41%	$7.20
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.41%	7.05

N Class Shares
Actual	$1,000.00	$1,058.70	1.41%	$7.20
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.41%	7.05

TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,056.10	1.49%	$7.60
Hypothetical (5% return before expenses)	1,000.00	1,017.41	1.49%	7.45

N Class Shares
Actual	$1,000.00	$1,055.10	1.49%	$7.59
Hypothetical (5% return before expenses)	1,000.00	1,017.41	1.49%	7.45

TCW Large Cap Growth Fund
I Class Shares
Actual	$1,000.00	$985.20	1.33%	$6.55
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.33%	6.66

N Class Shares
Actual	$1,000.00	$985.80	1.33%	$6.55
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.33%	6.66

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$950.20	1.13%	$5.46
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.13%	5.66

N Class Shares
Actual	$1,000.00	$949.40	1.25%	$6.04
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.25%	6.26

TCW Relative Value Small Cap Fund
I Class Shares
Actual	$1,000.00	$862.60	1.43%	$6.60
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.43%	7.15

N Class Shares
Actual	$1,000.00	$862.50	1.43%	$6.60
Hypothetical (5% return before expenses)	1,000.00	1,017.70	1.43%	7.15

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,061.10	1.28%	$6.54
Hypothetical (5% return before expenses)	1,000.00	1,018.45	1.28%	6.41

N Class Shares
Actual	$1,000.00	$1,060.60	1.33%	$6.80
Hypothetical (5% return before expenses)	1,000.00	1,018.20	1.33%	6.66

TCW Funds, Inc.

April 30, 2009

TCW Funds, Inc.	Beginning Account Value November 1, 2008	Ending Account Value April 30, 2009	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2008 to April 30, 2009)

TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,079.40	1.26%		$6.50
Hypothetical (5% return before expenses)	1,000.00	1,018.55	1.26%		6.31

N Class Shares
Actual	$1,000.00	$1,078.00	1.62%		$8.35
Hypothetical (5% return before expenses)	1,000.00	1,016.76	1.62%		8.10

TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$945.90	1.15%		$5.55
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%		5.76

N Class Shares
Actual	$1,000.00	$943.90	1.40%		$6.75
Hypothetical (5% return before expenses)	1,000.00	1,017.85	1.40%		7.00

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,034,10	0.91%	(1)	$4.59	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.28	0.91%	(1)	4.56	(1)

N Class Shares
Actual	$1,000.00	$1,034.10	0.91%	(1)	$4.59	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.28	0.91%	(1)	4.56	(1)

TCW Moderate Allocation Fund
I Class Shares
Actual	$1,000.00	$1,007.40	0.94%	(1)	$4.68	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.13	0.94%	(1)	4.71	(1)

N Class Shares
Actual	$1,000.00	$1,007.40	0.94%	(1)	$4.68	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.13	0.94%	(1)	4.71	(1)

TCW Aggressive Allocation Fund
I Class Shares
Actual	$1,000.00	$976.70	1.35%	(1)	$6.62	(1)
Hypothetical (5% return before expenses)	1,000.00	1,018.10	1.35%	(1)	6.76	(1)

N Class Shares
Actual	$1,000.00	$978.10	1.35%	(1)	$6.62	(1)
Hypothetical (5% return before expenses)	1,000.00	1018.05	1.35%	(1)	6.76	(1)

(1)	Does not include expenses of the underlying affiliated investments.

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds Insight that works for you.™

TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

800 FUND TCW
(800 386 3829)

www.tcwfunds.com

Investment Advisor
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

Custodian & Administrator
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

Distributor
TCW Funds Distributors
865 South Figueroa Street
Los Angeles, California 90017

Directors
Patrick C. Haden
Director and Chairman of the Board

Charles W. Baldiswieler
Director

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

Officers
Ronald R. Redell
President and Chief Executive Officer

Peter A. Brown
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

David S. DeVito
Treasurer and Chief Financial Officer

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

George N. Winn
Assistant Treasurer

FUNDsarEQ409

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

(a)(3)	Not applicable.

(b)	Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell Chief Executive Officer

Date	June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Ronald R. Redell
Ronald R. Redell Chief Executive Officer

Date	June 25, 2009

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito Chief Financial Officer

Date	June 25, 2009

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